UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08748

Wanger Advisors Trust

(Exact name of registrant as specified in charter)

71 S Wacker Dr.

Suite 2500

Chicago, IL 60606, USA

(Address of principal executive offices) (Zip code)

Ryan C. Larrenaga

c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110

Matthew Litfin

Wanger Advisors Trust

71 S Wacker Dr.

Suite 2500

Chicago, IL 60606, USA

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 800

Washington, DC 20005

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 634-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
June 30, 2020
Wanger International
Managed by Columbia Wanger Asset Management, LLC
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Wanger International (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Wanger Asset Management, LLC (Investment Manager)
71 S Wacker Drive, Suite 2500
Chicago, IL 60606
888.4.WANGER
(888.492.6437)
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Wanger International  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Louis J. Mendes, CFA*
Co-Portfolio Manager since 2005
Service with Fund since 2001
Tae Han (Simon) Kim, CFA
Co-Portfolio Manager since 2017
Service with Fund since 2011
James Chapman, CFA
Co-Portfolio Manager since July 2020
Service with Fund since 2018
Zoe Tan, CFA
Co-Portfolio Manager since July 2020
Service with Fund since 2018
*Louis Mendes has announced that on August 28, 2020, he will retire from the Fund’s Investment Manager.
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Wanger International	05/03/95	-10.52	-0.56	3.61	6.98	10.78
MSCI ACWI ex USA Small Cap Growth Index (Net)		-5.83	3.30	4.36	7.19	-
MSCI ACWI ex USA Small Cap Index (Net)		-12.80	-4.34	2.50	6.05	-
Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. For most recent month-end performance updates, please visit columbiathreadneedleus.com/investor/.
Performance numbers reflect all Fund expenses but do not include any fees and expenses imposed under your variable annuity contract or life insurance policy or qualified pension or retirement plan. If performance numbers included the effect of these additional charges, they would be lower.
The Fund’s annual operating expense ratio of 1.23% is stated as of the Fund’s prospectus dated May 1, 2020 (as supplemented), and differences in expense ratios disclosed elsewhere in this report may result from the reflection of fee waivers and/or expense reimbursements as well as different time periods used in calculating the ratios.
All results shown assume reinvestment of distributions.
The MSCI ACWI ex USA Small Cap Growth Index (Net) captures small cap securities exhibiting overall growth style characteristics across 22 of 23 Developed Markets (DM) countries (excluding the United States) and 26 Emerging Markets (EM) countries.
The MSCI ACWI ex USA Small Cap Index (Net) captures small-cap representation across 22 of 23 developed market countries (excluding the United States) and 26 emerging markets countries.
Indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally. Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic.
Wanger International | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	7.3
Consumer Discretionary	7.5
Consumer Staples	5.4
Energy	1.0
Financials	9.0
Health Care	11.0
Industrials	24.9
Information Technology	19.8
Materials	8.8
Real Estate	5.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2020)
Australia	5.6
Austria	0.5
Brazil	1.7
Cambodia	0.4
Canada	3.3
China	1.6
Cyprus	0.2
Denmark	1.6
France	1.4
Germany	5.0
Hong Kong	1.7
India	2.0
Ireland	1.5
Israel	0.6
Italy	3.7
Japan	20.3
Malta	0.7
Mexico	0.5
Netherlands	2.8
New Zealand	0.9
Russian Federation	0.7
Singapore	0.9
South Africa	0.3
South Korea	2.6
Spain	1.9
Sweden	9.8
Switzerland	4.5
Taiwan	4.6
Thailand	0.8
United Kingdom	10.5
United States(a)	7.4
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Wanger International | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As a shareholder, you incur three types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include investment advisory fees and other expenses for Wanger International (the Fund). Lastly, there may be additional fees or charges imposed by the insurance company that sponsors your variable annuity and/or variable life insurance product. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table below is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Wanger International	1,000.00	1,000.00	894.80	1,018.60	5.94	6.32	1.26
Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 366.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Expenses paid during the period do not include any insurance charges imposed by your insurance company’s separate account. The hypothetical example provided is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.
Wanger International | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.6%
Issuer	Shares	Value ($)
Australia 5.7%
carsales.com Ltd.	447,748	5,542,592
Cleanaway Waste Management Ltd.	2,312,318	3,550,276
Evolution Mining Ltd.	1,422,725	5,651,762
National Storage REIT	3,157,343	4,040,649
Technology One Ltd.	654,512	4,011,074
Total		22,796,353
Austria 0.5%
S&T AG(a)	78,000	2,006,894
Brazil 1.7%
Sul America SA	469,100	3,940,436
TOTVS SA	655,400	2,820,169
Total		6,760,605
Cambodia 0.4%
NagaCorp Ltd.	1,398,000	1,630,837
Canada 3.3%
CCL Industries, Inc.	116,599	3,768,683
Osisko Gold Royalties Ltd.	221,357	2,210,961
Parex Resources, Inc.(a)	171,590	2,067,776
Pason Systems, Inc.	333,791	1,824,344
Winpak Ltd.	114,182	3,497,959
Total		13,369,723
China 1.6%
51job, Inc., ADR(a)	36,500	2,620,335
A-Living Services Co., Ltd.	738,000	3,750,644
Total		6,370,979
Cyprus 0.2%
TCS Group Holding PLC, GDR	33,075	671,423
Denmark 1.6%
SimCorp AS	58,767	6,355,789
France 1.4%
Akka Technologies	65,489	2,118,311
Robertet SA(a)	3,248	3,408,244
Total		5,526,555
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 5.1%
Corestate Capital Holding SA(a)	92,044	1,871,578
Deutsche Beteiligungs AG	55,596	1,887,840
Eckert & Ziegler Strahlen- und Medizintechnik AG	16,584	2,777,439
Hypoport SE(a)	12,694	5,646,728
Nemetschek SE	73,800	5,070,965
Washtec AG(a)	73,746	3,039,116
Total		20,293,666
Hong Kong 1.7%
Stella International Holdings Ltd.	1,638,500	1,680,462
Vitasoy International Holdings Ltd.(b)	1,322,000	5,081,381
Total		6,761,843
India 2.0%
Cholamandalam Investment and Finance Co., Ltd.	1,269,500	3,184,171
TeamLease Services Ltd.(a)	125,300	2,786,902
Zee Entertainment Enterprises Ltd.	956,632	2,173,219
Total		8,144,292
Ireland 1.5%
UDG Healthcare PLC	694,442	6,172,300
Israel 0.6%
CyberArk Software Ltd.(a)	23,000	2,283,210
Italy 3.8%
Amplifon SpA(a)	114,210	3,051,122
Carel Industries SpA	298,971	5,496,636
GVS SpA(a)	155,640	1,809,817
Industria Macchine Automatiche SpA(a),(b)	80,914	4,863,516
Total		15,221,091
Japan 20.6%
Aica Kogyo Co., Ltd.	124,400	4,088,123
Aruhi Corp.	346,800	4,955,448
Azbil Corp.	139,128	4,252,381
CyberAgent, Inc.	125,400	6,163,870
Daiseki Co., Ltd.	153,600	4,117,578
Daiwa Securities Living Investments Corp.	5,386	5,016,110
Elecom Co., Ltd.	57,000	2,792,266
Fuso Chemical Co., Ltd.	115,800	4,227,918
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Wanger International | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Glory Ltd.	132,100	3,013,261
Invesco Office J-REIT, Inc.	3,501	455,149
Koei Tecmo Holdings Co., Ltd.	94,400	3,075,956
Lasertec Corp.	51,000	4,821,060
Mandom Corp.	169,300	3,126,297
Milbon Co., Ltd.	58,500	2,796,265
Nihon M&A Center, Inc.	63,000	2,865,112
Nihon Unisys Ltd.	162,200	5,099,768
NSD Co., Ltd.	191,500	3,273,500
Seiren Co., Ltd.	310,800	3,927,491
Seria Co., Ltd.	167,500	5,974,178
Solasto Corp.	347,600	3,463,510
Valqua Ltd.	265,600	4,775,992
Total		82,281,233
Malta 0.8%
Kindred Group PLC(a)	508,841	3,071,911
Mexico 0.5%
Corporación Inmobiliaria Vesta SAB de CV	1,291,600	1,928,030
Netherlands 2.9%
Argenx SE, ADR(a)	15,438	3,477,101
BE Semiconductor Industries NV	57,700	2,558,402
IMCD NV	58,505	5,516,986
Total		11,552,489
New Zealand 0.9%
Restaurant Brands New Zealand Ltd.(a)	461,198	3,527,682
Russian Federation 0.7%
TCS Group Holding PLC, GDR	150,010	3,045,203
Singapore 0.9%
Mapletree Commercial Trust	2,694,207	3,769,752
South Africa 0.3%
Pepkor Holdings Ltd.	2,030,000	1,285,099
South Korea 2.7%
Koh Young Technology, Inc.	83,553	6,983,208
Korea Investment Holdings Co., Ltd.	98,873	3,706,862
Total		10,690,070
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 1.9%
Befesa SA	96,442	3,760,889
Vidrala SA	40,900	3,900,147
Total		7,661,036
Sweden 9.9%
AddTech AB, Class B	185,151	7,488,425
Dometic Group AB(a)	366,069	3,308,139
Dustin Group AB	436,170	2,381,582
Munters Group AB(a)	897,217	5,058,095
Sectra AB, Class B(a)	117,693	6,706,648
Sweco AB, Class B	233,966	10,561,134
Trelleborg AB, Class B(a)	279,979	4,107,787
Total		39,611,810
Switzerland 4.6%
Belimo Holding AG, Registered Shares	701	5,187,908
Gurit Holding AG	1,375	2,014,106
Inficon Holding AG	6,623	5,182,741
Kardex Energy AG	20,503	3,770,446
LEM Holding SA, Registered Shares	1,466	2,170,574
Total		18,325,775
Taiwan 4.7%
Grape King Bio Ltd.	482,000	3,112,858
Parade Technologies Ltd.	103,000	3,452,354
Silergy Corp.	60,000	3,930,498
Sinbon Electronics Co., Ltd.	636,000	3,235,014
Voltronic Power Technology Corp.	178,564	5,145,349
Total		18,876,073
Thailand 0.8%
Muangthai Capital PCL, Foreign Registered Shares	1,873,800	3,182,802
United Kingdom 10.7%
Abcam PLC	232,750	3,844,381
Auto Trader Group PLC	747,150	4,864,513
Dechra Pharmaceuticals PLC	181,970	6,409,485
Diploma PLC	176,200	3,917,053
Genus PLC	102,950	4,506,673
Intermediate Capital Group PLC	254,755	4,064,317
Rightmove PLC	886,448	5,991,983
RWS Holdings PLC	515,000	3,825,108

The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger International | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Safestore Holdings PLC	367,256	3,310,294
Vivo Energy PLC	1,896,486	1,896,399
Total		42,630,206
United States 1.6%
Inter Parfums, Inc.	131,604	6,336,733
Total Common Stocks (Cost $314,329,553)		382,141,464

Securities Lending Collateral 1.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.092%(c),(d)	5,519,880	5,519,880
Total Securities Lending Collateral (Cost $5,519,880)		5,519,880

Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(c),(e)	18,049,986	18,049,986
Total Money Market Funds (Cost $18,045,558)		18,049,986
Total Investments in Securities (Cost $337,894,991)		405,711,330
Obligation to Return Collateral for Securities Loaned		(5,519,880)
Other Assets & Liabilities, Net		(491,961)
Net Assets		$399,699,489

At June 30, 2020, securities and/or cash totaling $1,715,500 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	157	09/2020	USD	13,960,440	78,849	—
MSCI Emerging Markets Index	63	09/2020	USD	3,104,955	35,382	—
Total					114,231	—
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $5,246,238.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	10,893,073	73,458,917	(66,306,432)	4,428	18,049,986	(4,519)	68,842	18,049,986
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Wanger International | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Wanger Advisors Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	22,796,353	—	22,796,353
Austria	—	2,006,894	—	2,006,894
Brazil	6,760,605	—	—	6,760,605
Cambodia	—	1,630,837	—	1,630,837
Canada	13,369,723	—	—	13,369,723
China	2,620,335	3,750,644	—	6,370,979
Cyprus	—	671,423	—	671,423
Denmark	—	6,355,789	—	6,355,789
France	—	5,526,555	—	5,526,555
Germany	—	20,293,666	—	20,293,666
Hong Kong	—	6,761,843	—	6,761,843
India	—	8,144,292	—	8,144,292
Ireland	—	6,172,300	—	6,172,300
Israel	2,283,210	—	—	2,283,210
Italy	—	15,221,091	—	15,221,091
Japan	—	82,281,233	—	82,281,233
Malta	—	3,071,911	—	3,071,911
Mexico	1,928,030	—	—	1,928,030
Netherlands	3,477,101	8,075,388	—	11,552,489
New Zealand	—	3,527,682	—	3,527,682
Russian Federation	—	3,045,203	—	3,045,203
Singapore	—	3,769,752	—	3,769,752
South Africa	—	1,285,099	—	1,285,099
South Korea	—	10,690,070	—	10,690,070
Spain	—	7,661,036	—	7,661,036
Sweden	—	39,611,810	—	39,611,810
Switzerland	—	18,325,775	—	18,325,775
Taiwan	—	18,876,073	—	18,876,073
Thailand	—	3,182,802	—	3,182,802
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger International | Semiannual Report 2020	9

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
United Kingdom	—	42,630,206	—	42,630,206
United States	6,336,733	—	—	6,336,733
Total Common Stocks	36,775,737	345,365,727	—	382,141,464
Securities Lending Collateral	5,519,880	—	—	5,519,880
Money Market Funds	18,049,986	—	—	18,049,986
Total Investments in Securities	60,345,603	345,365,727	—	405,711,330
Investments in Derivatives
Asset
Futures Contracts	114,231	—	—	114,231
Total	60,459,834	345,365,727	—	405,825,561
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Wanger International | Semiannual Report 2020

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value*
Unaffiliated issuers (cost $319,849,433)	$387,661,344
Affiliated issuers (cost $18,045,558)	18,049,986
Foreign currency (cost $1)	1
Margin deposits on:
Futures contracts	1,715,500
Receivable for:
Investments sold	210,854
Capital shares sold	507
Dividends	545,009
Securities lending income	28,061
Foreign tax reclaims	548,184
Prepaid expenses	4,345
Trustees’ deferred compensation plan	257,671
Total assets	409,021,462
Liabilities
Due upon return of securities on loan	5,519,880
Payable for:
Investments purchased	528,146
Capital shares purchased	2,755,960
Variation margin for futures contracts	39,920
Investment advisory fee	10,623
Service fees	57,595
Administration fees	548
Other expenses	151,630
Trustees’ deferred compensation plan	257,671
Total liabilities	9,321,973
Net assets applicable to outstanding capital stock	$399,699,489
Represented by
Paid in capital	343,483,347
Total distributable earnings (loss)	56,216,142
Total - representing net assets applicable to outstanding capital stock	$399,699,489
Shares outstanding	18,223,299
Net asset value per share	21.93
* Includes the value of securities on loan	5,246,238
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger International | Semiannual Report 2020	11

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,848,255
Dividends — affiliated issuers	68,842
Interest	151,359
Income from securities lending — net	118,922
Foreign taxes withheld	(368,487)
Total income	3,818,891
Expenses:
Investment advisory fee	1,908,522
Service fees	212,533
Administration fees	98,432
Trustees’ fees	25,146
Custodian fees	65,401
Printing and postage fees	74,252
Audit fees	32,334
Legal fees	47,889
Compensation of chief compliance officer	964
Other	17,392
Total expenses	2,482,865
Net investment income	1,336,026
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,237,897)
Investments — affiliated issuers	(4,519)
Foreign currency translations	50,756
Futures contracts	(176,375)
Net realized loss	(3,368,035)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(48,037,549)
Investments — affiliated issuers	4,428
Foreign currency translations	(9,595)
Futures contracts	76,485
Net change in unrealized appreciation (depreciation)	(47,966,231)
Net realized and unrealized loss	(51,334,266)
Net decrease in net assets resulting from operations	$(49,998,240)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Wanger International | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$1,336,026	$4,570,752
Net realized gain (loss)	(3,368,035)	15,700,868
Net change in unrealized appreciation (depreciation)	(47,966,231)	98,450,422
Net increase (decrease) in net assets resulting from operations	(49,998,240)	118,722,042
Distributions to shareholders
Net investment income and net realized gains	(23,557,869)	(45,173,034)
Total distributions to shareholders	(23,557,869)	(45,173,034)
Decrease in net assets from capital stock activity	(2,306,000)	(24,346,877)
Total increase (decrease) in net assets	(75,862,109)	49,202,131
Net assets at beginning of period	475,561,598	426,359,467
Net assets at end of period	$399,699,489	$475,561,598

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	349,667	6,769,283	208,640	4,991,862
Distributions reinvested	1,060,210	23,557,868	1,957,373	45,173,034
Redemptions	(1,479,449)	(32,633,151)	(3,076,078)	(74,511,773)
Total net decrease	(69,572)	(2,306,000)	(910,065)	(24,346,877)
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger International | Semiannual Report 2020	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of period	$26.00	$22.20	$30.84	$23.64	$26.32	$29.07
Income from investment operations:
Net investment income	0.07	0.24	0.29	0.25	0.31	0.31
Net realized and unrealized gain (loss)	(2.79)	6.08	(4.93)	7.49	(0.56)	(0.09)
Total from investment operations	(2.72)	6.32	(4.64)	7.74	(0.25)	0.22
Less distributions to shareholders from:
Net investment income	(0.48)	(0.20)	(0.60)	(0.34)	(0.29)	(0.41)
Net realized gains	(0.87)	(2.32)	(3.40)	(0.20)	(2.14)	(2.57)
Total distributions to shareholders	(1.35)	(2.52)	(4.00)	(0.54)	(2.43)	(2.98)
Proceeds from regulatory settlements	—	—	—	—	—	0.01
Net asset value, end of period	$21.93	$26.00	$22.20	$30.84	$23.64	$26.32
Total return	(10.52)%	29.99%(a)	(17.70)%(a)	32.91%(a)	(1.41)%	0.10%(b)
Ratios to average net assets
Total gross expenses(c)	1.26%(d)	1.23%	1.19%	1.16%	1.08%(e)	1.12%
Total net expenses(c)	1.26%(d)	1.20%	1.13%	1.12%	1.08%(e)	1.12%
Net investment income	0.68%(d)	1.01%	1.03%	0.92%	1.23%	1.11%
Supplemental data
Portfolio turnover	37%	42%	47%	55%	56%	53%
Net assets, end of period (in thousands)	$399,699	$475,562	$426,359	$578,088	$494,795	$586,629

Notes to Financial Highlights
(a)	Had the Investment Manager and/or its affiliates not waived a portion of expenses, total return would have been reduced.
(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.
(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d)	Annualized.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.05%. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Wanger International | Semiannual Report 2020

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Wanger International (the Fund), a series of Wanger Advisors Trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is available only for allocation to certain life insurance company separate accounts established for the purpose of funding participating variable annuity contracts and variable life insurance policies and may also be offered directly to certain qualified pension and retirement plans.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. A security listed on a national securities exchange is valued at the exchange official closing price. A security traded on the over-the-counter market is valued at the mean of the latest bid and ask prices at the time of valuation. A security for which there is no reported sale on the valuation date is valued by the mean of the latest bid and ask quotations.
Foreign equity securities are generally valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In situations where foreign markets are closed, where a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated, and in the event of significant movement in the trigger index for the statistical fair valuation process established by the Board of Trustees, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may use an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a fair value, that value may be different from the last quoted market price for the security.
Short-term investments maturing in 60 days or less are primarily valued at amortized cost, which approximates market value.
Fund share valuation
Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the New York Stock Exchange is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.
Wanger International | Semiannual Report 2020	15

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the New York spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
16	Wanger International | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. During the six months ended June 30, 2020, the fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Wanger International | Semiannual Report 2020	17

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	114,231*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(176,375)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	76,485
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	14,360,098

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Securities lending
The Fund may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers, banks or other institutional borrowers of securities that the Fund’s securities lending agent has determined are credit worthy under guidelines established by the Board of Trustees, to earn additional income. The Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Fund also receives a fee for the loan. The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeded the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to each Fund on the next business day. The Fund typically invests the cash collateral in the Dreyfus Government Cash Management Fund, a third-party institutional government money market fund in accordance with investment guidelines contained in the securities lending agreement and approved by the Board of Trustees. The income earned from the securities lending program is paid to the Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Fund’s lending agent, and borrower rebates. The Fund’s investment manager, Columbia Wanger Asset Management, LLC (the Investment Manager or CWAM), does not retain any fees earned by the lending program. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of loss with respect to the investment of collateral. The net lending income earned by the Fund as of June 30, 2020, is included in the Statement of Operations.
18	Wanger International | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of June 30, 2020:
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Wanger International
Securities lending transactions
Equity securities	$5,246,238	$—	$—	$—	$5,246,238
Gross amount of recognized liabilities for securities lending (collateral received)					5,519,880
Amounts due to counterparty in the event of default					$273,642
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2020:
Goldman Sachs ($)
Liabilities
Collateral on Securities Loaned	5,519,880
Total Liabilities	5,519,880
Total Financial and Derivative Net Assets	(5,519,880)
Financial Instruments	5,246,238
Net Amount (a)	(273,642)

(a)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions and investment income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, exchange traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital may be made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Wanger International | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Federal income tax status
The Fund intends to comply with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, intends to distribute substantially all its taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required. The Fund meets the exception under Internal Revenue Code Section 4982(f) and the Fund expects not to be subject to federal excise tax.
Foreign taxes
Gains in certain countries may be subject to foreign taxes at the fund level. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date.
Guarantees and indemnification
In the normal course of business, the Trust on behalf of the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also under the Trust’s organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.
Note 3. Fees and other transactions with affiliates
Management services fees
CWAM is a wholly owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which in turn is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Fund and is responsible for the overall management of the Fund’s business affairs.
CWAM receives a monthly advisory fee based on the Fund’s daily net assets at the following annual rates:
Average daily net assets	Annual fee rate
Up to $100 million	1.10%
$100 million to $250 million	0.95%
$250 million to $500 million	0.90%
$500 million to $1 billion	0.80%
$1 billion and over	0.72%
For the six months ended June 30, 2020, the annualized effective investment advisory fee rate was 0.97% of the Fund’s average daily net assets.
Administration fees
CWAM provides administrative services and receives an administration fee from the Fund at the following annual rates:
Aggregate average daily net assets of the Trust	Annual fee rate
Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%
20	Wanger International | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
For the six months ended June 30, 2020, the annualized effective administration fee rate was 0.05% of the Fund’s average daily net assets. CWAM has delegated to Columbia Management responsibility to provide certain sub-administrative services to the Fund.
Compensation of board members
Certain officers and trustees of the Trust are also officers of CWAM or Columbia Management. The Trust makes no direct payments to its officers and trustees who are affiliated with CWAM or Columbia Management. The Trust offers a Deferred Compensation Plan (the Deferred Plan) for its independent trustees. Under the Deferred Plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust and may represent an unfunded obligation of the Trust. The value of amounts deferred is determined by reference to the change in value of Institutional Class shares of one or more series of Columbia Acorn Trust or a money market fund as specified by the trustee. Benefits under the Deferred Plan are payable in accordance with the Deferred Plan.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
Pursuant to the Transfer, Dividend Disbursing and Shareholder Servicing Agreement between the Fund and Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, the Fund bears a service fee paid to the Transfer Agent to compensate it for amounts paid to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for various sub-transfer agency and other shareholder services each Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distributor
Columbia Management Investment Distributors, Inc., a wholly owned subsidiary of Ameriprise Financial, serves as the Fund’s distributor and principal underwriter.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
337,895,000	88,902,000	(20,971,000)	67,931,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of
Wanger International | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions in the Fund for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2020, were $142,549,876 and $172,873,760, respectively. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Note 7. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform
22	Wanger International | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
other funds that do not focus their investments in this region of the world. At a referendum in June 2016, the UK voted to leave the EU (commonly known as “Brexit”). After several extensions of the period for withdrawal negotiations, the UK and EU agreed on the terms of a withdrawal agreement, which was approved by the UK Parliament on January 22, 2020. The UK formally exited the EU on January 31, 2020. Under the withdrawal agreement, a “transition period” runs through December 31, 2020 that is intended to allow for negotiation and implementation of new trade and other cooperative agreements. The UK will remain in the EU’s single market and customs union during the transition period. There is a significant degree of uncertainty as to the outcome of these negotiations and the future and full impact of Brexit remain uncertain and could have additional adverse effects on economies, financial markets, currencies and asset valuations around the world. During this period and beyond, the impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Japan. The Fund is highly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Industrials sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Wanger International | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At June 30, 2020, two unaffiliated shareholders of record owned 28.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 58.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory
24	Wanger International | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Wanger International | Semiannual Report 2020	25

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board of Trustees has appointed the Investment Manager as the program administrator for the Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019. Among other things, the report indicated that:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the Fund’s strategy continued to be effective for an open-end mutual fund;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Board Consideration and Approval of Advisory
Agreement
Wanger Advisors Trust (the “Trust”) has an investment advisory agreement (the “Advisory Agreement”) with Columbia Wanger Asset Management, LLC (“CWAM”) under which CWAM manages Wanger International (the “Fund”). All of the voting trustees of the Trust are persons who have no direct or indirect interest in the Advisory Agreement and are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”). The Independent Trustees oversee the management of the Fund and, as required by law, determine at least annually whether to continue the Advisory Agreement for the Fund.
The Contract Committee (the “Contract Committee”) of the Board of Trustees of the Trust (the “Board”), which is comprised solely of Independent Trustees, makes recommendations to the Board regarding any proposed continuation of the Advisory Agreement. After the Contract Committee has made its recommendations, the full Board determines whether to approve continuation of the Advisory Agreement. The Board also considers matters bearing on the Advisory Agreement at its various meetings throughout the year, meets at least quarterly with CWAM investment personnel (as does the Board’s Investment Performance Analysis Committee (the “Performance Committee”)), and receives monthly reports from CWAM on the performance of the Fund.
In connection with their most recent consideration of the Advisory Agreement for the Fund, the Contract Committee and all Independent Trustees received and reviewed a substantial amount of information provided by CWAM, Columbia Management Investment Advisers, LLC (“Columbia Management”) and Ameriprise Financial, Inc., the parent of CWAM and Columbia Management, in response to written requests from the Independent Trustees and their independent legal counsel. Throughout the process, the Independent Trustees had numerous opportunities to ask questions of and request additional materials from CWAM, Columbia Management and Ameriprise.
During each meeting at which the Contract Committee or the Independent Trustees considered the Advisory Agreement, they met in at least one executive session with their independent legal counsel. The Contract Committee also met with representatives of CWAM, Columbia Management and Ameriprise on several occasions. In all, the Contract Committee
26	Wanger International | Semiannual Report 2020

Board Consideration and Approval of Advisory
Agreement  (continued)

convened formally on six separate occasions to consider the continuation of the Advisory Agreement. The Board and/or some or all of the Independent Trustees met on other occasions to receive the Contract Committee’s status reports and/or to discuss outstanding issues. In addition, the Performance Committee, which is also comprised exclusively of Independent Trustees, reviewed the performance of the Fund, met in joint meetings with the Contract Committee, and reported to the Board and/or the Contract Committee throughout the year. The chair of the Compliance Committee of the Board (the “Compliance Committee”) made available relevant information with respect to matters within the realm of the Compliance Committee’s oversight responsibilities.
The materials reviewed by the Contract Committee and the Independent Trustees included, among other items: (i) information on the investment performance of the Fund relative to an independently selected peer group of funds and the Fund’s performance benchmark over various time periods, as presented and analyzed by an independent consultant; (ii) information on the Fund’s advisory fees and other expenses, including information comparing the Fund’s fees and expenses to those of a peer group of funds and information about any applicable expense limitations and fee breakpoints; (iii) data on sales and redemptions of Fund shares; and (iv) information on the profitability to CWAM and Ameriprise, as well as potential “fall-out” or ancillary benefits that CWAM and its affiliates may receive as a result of their relationships with the Fund. The Contract Committee and the Board also considered other information, such as: (i) CWAM’s financial condition; (ii) the Fund’s investment objective and strategy; (iii) the overall level of resources devoted to the Fund; (iv) the size, education, experience and resources of CWAM’s investment staff and its use of technology, including with respect to the liquidity risk management program and external research and trading cost measurement tools; (v) changes in investment and other personnel at CWAM; (vi) the portfolio manager compensation framework at CWAM; (vii) the allocation of the Fund’s brokerage, and the use of “soft” commission dollars to pay for research products and services; (viii) CWAM’s risk management program; (ix) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies and procedures; (x) CWAM’s and its affiliates’ conflicts of interest; and (xi) CWAM’s management of the Fund in light of market and operating conditions arising from the COVID-19 pandemic.
At a meeting held on June 10, 2020, the Board considered and unanimously approved the continuation of the Advisory Agreement. In considering the continuation of the Advisory Agreement, the Independent Trustees reviewed and analyzed various factors that they determined were relevant, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the Independent Trustees’ determination to approve the continuation of the Advisory Agreement are discussed below.
Nature, quality and extent of services
The Independent Trustees reviewed the nature, quality and extent of the services provided by CWAM and its affiliates to the Fund under the Advisory Agreement, taking into account the investment objective and strategy of the Fund, its shareholder base and knowledge gained from meetings with management, which were held on at least a quarterly basis. They reviewed the available resources and key personnel of CWAM and its affiliates, especially those providing investment management services to the Fund. They also considered the resources dedicated specifically to CWAM by its parent company pursuant to the Advisory Agreement and the contribution of those resources to the portfolio management process. The Independent Trustees noted that these dedicated resources included the professionals responsible for Fund risk analysis and portfolio construction, the continuous development and maintenance of CWAM’s research base and the servicing and support of existing Fund shareholders. The Independent Trustees also took into account other services provided to the Fund by CWAM and its affiliates, including: managing the execution of portfolio transactions and selecting broker-dealers for those transactions; monitoring adherence to the Fund’s investment restrictions; monitoring and managing the Fund’s liquidity pursuant to the liquidity risk management program; providing support services for, and regular updates on the operations of the Fund to, the Board and committees of the Board; managing the Fund’s securities lending program; communicating with shareholders; serving as the Fund’s administrator and fund accountant; and overseeing the activities of the Fund’s other service providers, including monitoring for compliance with various policies and procedures as well as applicable securities laws and regulations. The Independent Trustee also considered CWAM’s ability to smoothly transition to an almost complete remote working environment in connection with the COVID-19 pandemic without any adverse impact on the Fund or shareholders. The Independent Trustees also noted the quality of CWAM’s compliance record.
Wanger International | Semiannual Report 2020	27

Board Consideration and Approval of Advisory
Agreement  (continued)

The Independent Trustees concluded that the nature, quality and extent of the services provided by CWAM and its affiliates to the Fund under the Advisory Agreement were appropriate for the Fund and that the Fund was likely to benefit from the continued provision of those services by CWAM. They also concluded that CWAM had sufficient personnel, with appropriate education and experience, to serve the Fund effectively. The Independent Trustees considered that Ameriprise had committed to the Board that CWAM would have sufficient investment management resources to continue to improve performance, including but not limited to resources to hire investment personnel, as necessary.
Performance of the Fund
The Independent Trustees reviewed information comparing the Fund’s performance with that of a group of comparable funds as identified by independent consultant Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fund’s primary benchmark. They evaluated the performance and risk characteristics of the Fund over various time periods, noting that the Fund’s performance had surpassed the median of its Broadridge peer group for the one-, three- and five-year periods ended December 31, 2019. They considered that the Fund had outperformed its primary benchmark for the one- and three-year periods ended December 31, 2019 and underperformed its benchmark for the five-year period ended December 31, 2019. They also took into account that Fund’s performance lagged the median of its Broadridge peer group for the one-, three- and five-year periods ended April 30, 2020. In light of this information, the Independent Trustees concluded that the Fund’s performance was satisfactory versus its peers and primary benchmark and that CWAM was addressing more recent underperformance.
The Independent Trustees concluded that CWAM had taken and continued to take a number of corrective steps to improve the Fund’s performance and that the Performance Committee was monitoring the Fund’s performance closely. In addition, the Independent Trustees considered that CWAM’s Director of International Research had reported to them at numerous Contract Committee, Performance Committee and Board meetings on the corrective steps taken over the past several years to improve the Fund’s performance.
Costs of services and profits realized by CWAM
At various Committee and Board meetings, the Independent Trustees examined detailed information on the fees and expenses of the Fund compared with information for similar funds provided by Broadridge. The Independent Trustees noted that the Fund’s net expenses and actual advisory fees were higher than its Broadridge peer group median. They also considered that the Fund’s advisory fees were generally comparable to the advisory fees of Columbia Acorn International, which was managed by CWAM similarly to Wanger International, at the same asset levels and reviewed the total expenses of the Fund relative to its three- and five-year performance, as prepared by Broadridge, in considering the total expense levels of the Fund.
The Independent Trustees reviewed the advisory fee rates charged by CWAM for managing another investment company as a sub-adviser, and other institutional separate accounts that had investment strategies similar to the Fund, as detailed in materials provided to the Contract Committee by CWAM. The Independent Trustees determined that the Fund’s advisory fees were higher than CWAM’s sub-advisory and institutional separate account fees. The Independent Trustees considered the information provided by CWAM regarding its performance of significant additional services for the Fund that it did not provide to sub-advisory and non-mutual fund clients, including administrative services, oversight of the Fund’s other service providers, Independent Trustee support, regulatory compliance and numerous other services, and that, in servicing the Fund, CWAM assumed many legal and business risks that it did not assume in servicing its non-fund clients.
The Independent Trustees reviewed an analysis of CWAM’s profitability in serving as the Fund’s investment manager and of CWAM and its affiliates in their other service provider relationships with the Fund. The Contract Committee and the Board met with representatives from Ameriprise to discuss its methodologies for calculating profitability and allocating costs. They considered that Ameriprise calculated profitability and allocated costs on a contract-by-contract and fund-by-fund basis. Additionally, the Independent Trustees considered an analysis of CWAM’s anticipated profitability in serving as investment manager to the funds in the Trust and Columbia Acorn Trust at various hypothetical asset levels. The Independent Trustees also reviewed the methodology used by CWAM and Ameriprise in determining compensation payable to portfolio managers and the competitive market for investment management talent and whether the methodology was aligned with shareholders’ interests. The Independent Trustees were also provided with profitability information from a third-party consultant, Strategic Insight, which compared CWAM’s profitability to other similar investment managers in the mutual fund industry. The
28	Wanger International | Semiannual Report 2020

Board Consideration and Approval of Advisory
Agreement  (continued)

Independent Trustees discussed, however, that profitability comparisons among fund managers may not always be meaningful due to the lack of consistency in data, small number of publicly-owned managers, and the fact that the profitability of any investment manager is affected by numerous factors, including its particular organizational structure, the types of funds and other accounts managed, other lines of business, expense allocation methodology, capital structure and other factors. The Independent Trustees evaluated CWAM’s profitability in light of the resources that had been, and would continue to be, provided to the Fund by Ameriprise to assist in improving Fund performance.
Economies of scale
At various Committee and Board meetings and other informal meetings, the Independent Trustees considered information about the extent to which CWAM realized economies of scale in connection with an increase in Fund assets. The Independent Trustees noted that the advisory fee schedule for the Fund included breakpoints in the rate of fees at various asset levels. The Independent Trustees concluded that the fee structure of the Advisory Agreement for the Fund reflected a sharing of economies of scale between CWAM and the Fund.
Other benefits to CWAM
The Independent Trustees also reviewed benefits that accrued to CWAM and its affiliates from their relationships with the Fund, based upon information provided to them by Ameriprise. They noted that the Fund’s transfer agency services were performed by Columbia Management Investment Services Corp., an affiliate of Ameriprise, which received compensation from the Fund for its transfer agent services. They considered that another affiliate of Ameriprise, Columbia Management Investment Distributors, Inc., served as the Fund’s distributor under an underwriting agreement but received no fees for its services to the Fund. In addition, they considered that Columbia Management provided sub-administration services to the Fund. The Contract Committee and the Board received information regarding the profitability of these Fund agreements to the CWAM affiliates and also reviewed information about and discussed the capabilities of each affiliated entity in performing its respective duties.
The Independent Trustees considered other ways that the Fund and CWAM might potentially benefit from their relationship with each other. For example, the Independent Trustees considered CWAM’s use of commissions paid by the Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Fund and/or other clients of CWAM. They noted that the Compliance Committee reviewed CWAM’s annual “soft dollar” report during the year and met with representatives from CWAM to review CWAM’s soft dollar spending. The Independent Trustees also considered that the Compliance Committee and/or Board regularly reviewed third-party prepared reports that evaluated the quality of CWAM’s execution of the Fund’s portfolio transactions. The Independent Trustees determined that CWAM’s use of the Fund’s “soft” commission dollars to obtain research products and services was consistent with current regulatory requirements and guidance. They also concluded that CWAM benefitted from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Fund, and that the Fund benefitted from CWAM’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of CWAM.
After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement, the Independent Trustees concluded that the advisory fees were reasonable and that the continuation of the Advisory Agreement was in the best interest of the Fund. At the Board meeting held on June 10, 2020, the Independent Trustees approved continuation of the Advisory Agreement for the Fund through July 31, 2021.
 Additional information
Trustees
Laura M. Born, Chair of the Board
David J. Rudis, Vice Chair of the Board
Maureen M. Culhane
Margaret M. Eisen
Wanger International | Semiannual Report 2020	29

Additional information  (continued)

John C. Heaton
Charles R. Phillips
Ralph Wanger (Trustee Emeritus)
Officers
Matthew A. Litfin, Co-President
Louis J. Mendes III, Co-President*
John M. Kunka, Vice President, Treasurer and Principal Financial and Accounting Officer
Thomas P. McGuire, Chief Compliance Officer
John L. Emerson, Vice President
Tae Han (Simon) Kim, Vice President
Stephen Kusmierczak, Vice President
Joseph C. LaPalm, Vice President
Erika K. Maschmeyer, Vice President
Hans F. Stege, Vice President
Richard Watson, Vice President
Michael G. Clarke, Assistant Treasurer
Paul B. Goucher, Assistant Secretary
Ryan C. Larrenaga, Assistant Secretary
Julian Quero, Assistant Treasurer
Martha A. Skinner, Assistant Treasurer
Linda K. Roth-Wiszowaty, Secretary
* Mr. Mendes has announced that on August 28, 2020 he will retire from CWAM.
30	Wanger International | Semiannual Report 2020

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Wanger International
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For variable fund and variable contract prospectuses, which contain this and other important information, including the fees and expenses imposed under your contract, investors should contact their financial advisor or insurance representative. Read the prospectus for the Fund and your variable contract carefully before investing. Columbia Wanger Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and are managed by Columbia Wanger Asset Management, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
C-1460 AP (8/20)

SemiAnnual Report
June 30, 2020
Wanger USA
Managed by Columbia Wanger Asset Management, LLC
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Wanger USA (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Wanger Asset Management, LLC (Investment Manager)
71 S Wacker Drive, Suite 2500
Chicago, IL 60606
888.4.WANGER
(888.492.6437)
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Wanger USA  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Matthew A. Litfin, CFA
Lead Portfolio Manager since 2016
Service with the Fund since 2015
Richard Watson, CFA
Co-Portfolio Manager since 2017
Service with the Fund since 2006
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Wanger USA	05/03/95	-7.65	1.12	8.37	13.15	11.40
Russell 2000 Growth Index		-3.06	3.48	6.86	12.92	-
Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. For most recent month-end performance updates, please visit columbiathreadneedleus.com/investor/.
Performance numbers reflect all Fund expenses but do not include any fees and expenses imposed under your variable annuity contract or life insurance policy or qualified pension or retirement plan. If performance numbers included the effect of these additional charges, they would be lower.
The Fund’s annual operating expense ratio of 1.09% is stated as of the Fund’s prospectus dated May 1, 2020, and differences in expense ratios disclosed elsewhere in this report may result from the reflection of fee waivers and/or expense reimbursements as well as different time periods used in calculating the ratios.
All results shown assume reinvestment of distributions.
The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic.
Wanger USA | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	95.5
Limited Partnerships	0.5
Money Market Funds	2.1
Securities Lending Collateral	1.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Consumer Discretionary	16.4
Consumer Staples	5.1
Financials	8.3
Health Care	32.0
Industrials	15.6
Information Technology	18.0
Materials	1.3
Real Estate	3.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Wanger USA | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As a shareholder, you incur three types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include investment advisory fees and other expenses for Wanger USA (the Fund). Lastly, there may be additional fees or charges imposed by the insurance company that sponsors your variable annuity and/or variable life insurance product. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table below is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Wanger USA	1,000.00	1,000.00	923.50	1,019.39	5.26	5.52	1.10
Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 366.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Expenses paid during the period do not include any insurance charges imposed by your insurance company’s separate account. The hypothetical example provided is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.
Wanger USA | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Consumer Discretionary 15.4%
Auto Components 1.3%
Dorman Products, Inc.(a)	59,500	3,990,665
Visteon Corp.(a)	47,257	3,237,105
Total		7,227,770
Diversified Consumer Services 1.1%
Grand Canyon Education, Inc.(a)	71,693	6,490,367
Hotels, Restaurants & Leisure 4.5%
Choice Hotels International, Inc.	55,979	4,416,743
Churchill Downs, Inc.	48,162	6,412,770
Extended Stay America, Inc.	390,131	4,365,566
Planet Fitness, Inc., Class A(a)	56,800	3,440,376
Red Rock Resorts, Inc., Class A	254,000	2,771,140
Wendy’s Co. (The)	214,000	4,660,920
Total		26,067,515
Household Durables 3.3%
Helen of Troy Ltd.(a)	67,470	12,722,143
Skyline Champion Corp.(a)	269,745	6,565,593
Total		19,287,736
Leisure Products 1.4%
Brunswick Corp.	123,673	7,916,309
Specialty Retail 2.7%
Boot Barn Holdings, Inc.(a)	358,732	7,734,262
Five Below, Inc.(a)	38,300	4,094,653
Vroom, Inc.(a)	72,663	3,788,649
Total		15,617,564
Textiles, Apparel & Luxury Goods 1.1%
Carter’s, Inc.	78,564	6,340,115
Total Consumer Discretionary		88,947,376
Consumer Staples 4.9%
Beverages 0.6%
Primo Water Corp.	238,078	3,273,572
Food & Staples Retailing 1.5%
BJ’s Wholesale Club Holdings, Inc.(a)	240,158	8,950,689
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.6%
WD-40 Co.	45,989	9,119,619
Personal Products 1.2%
Inter Parfums, Inc.	146,096	7,034,522
Total Consumer Staples		28,378,402
Financials 8.1%
Banks 3.6%
Bank of NT Butterfield & Son Ltd. (The)	146,000	3,560,940
First Busey Corp.	176,361	3,289,133
Lakeland Financial Corp.	128,331	5,978,941
OFG Bancorp	293,776	3,927,785
Trico Bancshares	125,489	3,821,140
Total		20,577,939
Capital Markets 1.9%
Hamilton Lane, Inc., Class A	79,373	5,347,359
Houlihan Lokey, Inc.	106,458	5,923,323
Total		11,270,682
Consumer Finance 1.0%
FirstCash, Inc.	87,430	5,899,777
Thrifts & Mortgage Finance 1.6%
Merchants Bancorp	492,119	9,099,280
Total Financials		46,847,678
Health Care 31.2%
Biotechnology 12.8%
ACADIA Pharmaceuticals, Inc.(a)	119,135	5,774,472
Acceleron Pharma, Inc.(a)	73,674	7,018,922
Anika Therapeutics, Inc.(a)	128,000	4,829,440
CRISPR Therapeutics AG(a)	51,944	3,817,365
Enanta Pharmaceuticals, Inc.(a)	74,057	3,718,402
Fate Therapeutics, Inc.(a)	205,262	7,042,539
Immunogen, Inc.(a)	968,000	4,452,800
Insmed, Inc.(a)	313,314	8,628,668
Intercept Pharmaceuticals, Inc.(a)	83,449	3,998,042
Kiniksa Pharmaceuticals Ltd., Class A(a)	422,312	10,760,510
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Wanger USA | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mirati Therapeutics, Inc.(a)	36,956	4,219,266
Natera, Inc.(a)	192,033	9,574,765
Total		73,835,191
Health Care Equipment & Supplies 5.9%
Atrion Corp.	7,794	4,964,856
AxoGen, Inc.(a)	752,071	6,949,136
Globus Medical, Inc., Class A(a)	168,889	8,057,694
Haemonetics Corp.(a)	35,100	3,143,556
SI-BONE, Inc.(a)	463,286	7,384,779
Tactile Systems Technology, Inc.(a)	88,917	3,683,831
Total		34,183,852
Health Care Providers & Services 7.6%
Amedisys, Inc.(a)	37,091	7,364,047
Chemed Corp.	22,888	10,324,090
Corvel Corp.(a)	88,730	6,290,070
LHC Group, Inc.(a)	44,400	7,739,808
National Research Corp., Class A	207,160	12,058,784
Total		43,776,799
Health Care Technology 1.5%
Livongo Health, Inc.(a),(b)	110,551	8,312,330
Life Sciences Tools & Services 1.7%
NanoString Technologies, Inc.(a)	125,759	3,691,027
Repligen Corp.(a)	51,333	6,345,272
Total		10,036,299
Pharmaceuticals 1.7%
Reata Pharmaceuticals, Inc., Class A(a),(b)	30,200	4,711,804
Theravance Biopharma, Inc.(a)	229,782	4,823,124
Total		9,534,928
Total Health Care		179,679,399
Industrials 15.2%
Aerospace & Defense 2.2%
BWX Technologies, Inc.	131,500	7,448,160
Curtiss-Wright Corp.	59,144	5,280,376
Total		12,728,536
Commercial Services & Supplies 1.3%
Healthcare Services Group, Inc.	107,973	2,641,020
Unifirst Corp.	25,538	4,570,025
Total		7,211,045
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 1.4%
Comfort Systems U.S.A., Inc.	199,736	8,139,242
Electrical Equipment 1.2%
Atkore International Group, Inc.(a)	261,028	7,139,116
Machinery 4.1%
ITT, Inc.	123,642	7,262,731
SPX Corp.(a)	242,797	9,991,097
Watts Water Technologies, Inc., Class A	78,140	6,329,340
Total		23,583,168
Professional Services 3.2%
Exponent, Inc.	157,742	12,766,060
ICF International, Inc.	86,210	5,588,994
Total		18,355,054
Road & Rail 1.2%
Saia, Inc.(a)	64,143	7,131,419
Trading Companies & Distributors 0.6%
SiteOne Landscape Supply, Inc.(a)	29,186	3,326,328
Total Industrials		87,613,908
Information Technology 17.5%
Electronic Equipment, Instruments & Components 2.6%
Badger Meter, Inc.	130,838	8,232,327
ePlus, Inc.(a)	100,006	7,068,424
Total		15,300,751
IT Services 1.7%
Endava PLC, ADR(a)	75,599	3,651,432
LiveRamp Holdings, Inc.(a)	142,613	6,056,774
Total		9,708,206
Semiconductors & Semiconductor Equipment 2.4%
Advanced Energy Industries, Inc.(a)	104,122	7,058,430
Inphi Corp.(a)	39,069	4,590,608
Onto Innovation, Inc.(a)	68,302	2,325,000
Total		13,974,038
Software 10.8%
Blackline, Inc.(a)	106,039	8,791,693
CyberArk Software Ltd.(a)	37,483	3,720,937
Elastic NV(a)	41,064	3,786,511
j2 Global, Inc.(a)	69,150	4,370,972

The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger USA | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Manhattan Associates, Inc.(a)	122,824	11,570,021
Mimecast Ltd.(a)	210,388	8,764,764
New Relic, Inc.(a)	59,885	4,126,077
Q2 Holdings, Inc.(a)	44,534	3,820,572
Qualys, Inc.(a)	75,925	7,897,718
Sprout Social, Inc., Class A(a),(b)	196,649	5,309,523
Total		62,158,788
Total Information Technology		101,141,783
Materials 1.3%
Chemicals 1.3%
PolyOne Corp.	281,572	7,385,634
Total Materials		7,385,634
Real Estate 3.3%
Equity Real Estate Investment Trusts (REITS) 0.9%
UMH Properties, Inc.	390,208	5,045,389
Real Estate Management & Development 2.4%
FirstService Corp.	29,274	2,949,356
Jones Lang LaSalle, Inc.	35,700	3,693,522
Redfin Corp.(a)	168,506	7,062,086
Total		13,704,964
Total Real Estate		18,750,353
Total Common Stocks (Cost $466,572,868)		558,744,533

Limited Partnerships 0.5%
Issuer	Shares	Value ($)
Consumer Discretionary 0.5%
Hotels, Restaurants & Leisure 0.5%
Cedar Fair LP	114,978	3,161,895
Total Consumer Discretionary		3,161,895
Total Limited Partnerships (Cost $5,689,168)		3,161,895

Securities Lending Collateral 2.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.092%(c),(d)	11,245,200	11,245,200
Total Securities Lending Collateral (Cost $11,245,200)		11,245,200

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(c),(e)	12,244,650	12,244,650
Total Money Market Funds (Cost $12,241,763)		12,244,650
Total Investments in Securities (Cost: $495,748,999)		585,396,278
Obligation to Return Collateral for Securities Loaned		(11,245,200)
Other Assets & Liabilities, Net		2,377,679
Net Assets		576,528,757

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $11,570,859.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	30,585,835	214,412,135	(232,756,207)	2,887	12,244,650	(7,472)	142,696	12,244,650
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Wanger USA | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Wanger Advisors Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	88,947,376	—	—	88,947,376
Consumer Staples	28,378,402	—	—	28,378,402
Financials	46,847,678	—	—	46,847,678
Health Care	179,679,399	—	—	179,679,399
Industrials	87,613,908	—	—	87,613,908
Information Technology	101,141,783	—	—	101,141,783
Materials	7,385,634	—	—	7,385,634
Real Estate	18,750,353	—	—	18,750,353
Total Common Stocks	558,744,533	—	—	558,744,533
Limited Partnerships
Consumer Discretionary	3,161,895	—	—	3,161,895
Total Limited Partnerships	3,161,895	—	—	3,161,895
Securities Lending Collateral	11,245,200	—	—	11,245,200
Money Market Funds	12,244,650	—	—	12,244,650
Total Investments in Securities	585,396,278	—	—	585,396,278
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger USA | Semiannual Report 2020	9

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value*
Unaffiliated issuers (cost $483,507,236)	$573,151,628
Affiliated issuers (cost $12,241,763)	12,244,650
Receivable for:
Investments sold	4,301,982
Capital shares sold	700
Dividends	166,114
Securities lending income	2,728
Foreign tax reclaims	483
Prepaid expenses	6,169
Trustees’ deferred compensation plan	265,638
Total assets	590,140,092
Liabilities
Due upon return of securities on loan	11,245,200
Payable for:
Investments purchased	270,483
Capital shares purchased	1,631,202
Investment advisory fee	13,570
Service fees	84,481
Administration fees	779
Trustees’ fees	674
Other expenses	99,308
Trustees’ deferred compensation plan	265,638
Total liabilities	13,611,335
Net assets applicable to outstanding capital stock	$576,528,757
Represented by
Paid in capital	500,563,117
Total distributable earnings (loss)	75,965,640
Total - representing net assets applicable to outstanding capital stock	$576,528,757
Shares outstanding	31,482,086
Net asset value per share	18.31
* Includes the value of securities on loan	11,570,859
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Wanger USA | Semiannual Report 2020

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,921,907
Dividends — affiliated issuers	142,696
Income from securities lending — net	9,089
Foreign taxes withheld	(12,007)
Total income	2,061,685
Expenses:
Investment advisory fee	2,473,738
Service fees	307,591
Administration fees	142,067
Trustees’ fees	37,274
Custodian fees	5,169
Printing and postage fees	61,403
Audit fees	15,833
Legal fees	68,393
Compensation of chief compliance officer	1,369
Other	23,059
Total expenses	3,135,896
Net investment loss	(1,074,211)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(9,958,992)
Investments — affiliated issuers	(7,472)
Futures contracts	571,743
Net realized loss	(9,394,721)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(41,724,856)
Investments — affiliated issuers	2,887
Net change in unrealized appreciation (depreciation)	(41,721,969)
Net realized and unrealized loss	(51,116,690)
Net decrease in net assets resulting from operations	$(52,190,901)
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger USA | Semiannual Report 2020	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment loss	$(1,074,211)	$(528,026)
Net realized gain (loss)	(9,394,721)	65,313,747
Net change in unrealized appreciation (depreciation)	(41,721,969)	107,201,072
Net increase (decrease) in net assets resulting from operations	(52,190,901)	171,986,793
Distributions to shareholders
Net investment income and net realized gains	(64,805,114)	(115,476,309)
Total distributions to shareholders	(64,805,114)	(115,476,309)
Increase in net assets from capital stock activity	26,571,350	28,452,376
Total increase (decrease) in net assets	(90,424,665)	84,962,860
Net assets at beginning of period	666,953,422	581,990,562
Net assets at end of period	$576,528,757	$666,953,422

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	355,229	6,515,167	440,992	9,950,457
Distributions reinvested	3,474,805	64,805,114	5,823,314	115,476,309
Redemptions	(2,304,912)	(44,748,931)	(4,421,151)	(96,974,390)
Total net increase	1,525,122	26,571,350	1,843,155	28,452,376
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Wanger USA | Semiannual Report 2020

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of period	$22.26	$20.70	$26.74	$26.53	$31.75	$37.71
Income from investment operations:
Net investment income (loss)	(0.04)	(0.02)	(0.02)	(0.02)	(0.04)	(0.12)
Net realized and unrealized gain (loss)	(1.62)	5.93	0.75	4.81	3.56	0.45
Total from investment operations	(1.66)	5.91	0.73	4.79	3.52	0.33
Less distributions to shareholders from:
Net investment income	—	(0.07)	(0.03)	—	—	—
Net realized gains	(2.29)	(4.28)	(6.74)	(4.58)	(8.74)	(6.29)
Total distributions to shareholders	(2.29)	(4.35)	(6.77)	(4.58)	(8.74)	(6.29)
Net asset value, end of period	$18.31	$22.26	$20.70	$26.74	$26.53	$31.75
Total return	(7.65)%	31.10%(a)	(1.46)%(a)	19.58%(a)	13.69%	(0.61)%
Ratios to average net assets
Total gross expenses(b)	1.10%(c)	1.09%	1.05%	1.03%	1.00%	1.01%
Total net expenses(b)	1.10%(c)	1.06%	1.00%	0.99%	1.00%	1.01%
Net investment loss	(0.38)%(c)	(0.08)%	(0.09)%	(0.08)%	(0.16)%	(0.34)%
Supplemental data
Portfolio turnover	71%	90%	81%	96%	118%	45%
Net assets, end of period (in thousands)	$576,529	$666,953	$581,991	$684,712	$664,236	$692,605

Notes to Financial Highlights
(a)	Had the Investment Manager and/or its affiliates not waived a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger USA | Semiannual Report 2020	13

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Wanger USA (the Fund), a series of Wanger Advisors Trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is available only for allocation to certain life insurance company separate accounts established for the purpose of funding participating variable annuity contracts and variable life insurance policies and may also be offered directly to certain qualified pension and retirement plans.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. A security listed on a national securities exchange is valued at the exchange official closing price. A security traded on the over-the-counter market is valued at the mean of the latest bid and ask prices at the time of valuation. A security for which there is no reported sale on the valuation date is valued by the mean of the latest bid and ask quotations.
Foreign equity securities are generally valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In situations where foreign markets are closed, where a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated, and in the event of significant movement in the trigger index for the statistical fair valuation process established by the Board of Trustees, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may use an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a fair value, that value may be different from the last quoted market price for the security.
Short-term investments maturing in 60 days or less are primarily valued at amortized cost, which approximates market value.
Fund share valuation
Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the New York Stock Exchange is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.
14	Wanger USA | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense
Wanger USA | Semiannual Report 2020	15

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. During the six months ended June 30, 2020, the fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	571,743
16	Wanger USA | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	7,911,758

*	Based on the ending daily outstanding amounts for the six months ended June 30, 2020.
Securities lending
The Fund may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers, banks or other institutional borrowers of securities that the Fund’s securities lending agent has determined are credit worthy under guidelines established by the Board of Trustees, to earn additional income. The Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Fund also receives a fee for the loan. The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeded the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to each Fund on the next business day. The Fund typically invests the cash collateral in the Dreyfus Government Cash Management Fund, a third-party institutional government money market fund in accordance with investment guidelines contained in the securities lending agreement and approved by the Board of Trustees. The income earned from the securities lending program is paid to the Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Fund’s lending agent, and borrower rebates. The Fund’s investment manager, Columbia Wanger Asset Management, LLC (the Investment Manager or CWAM), does not retain any fees earned by the lending program. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of loss with respect to the investment of collateral. The net lending income earned by the Fund as of June 30, 2020, is included in the Statement of Operations.
The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of June 30, 2020:
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Wanger USA
Securities lending transactions
Equity securities	$11,570,859	$—	$—	$—	$11,570,859
Gross amount of recognized liabilities for securities lending (collateral received)					11,245,200
Amounts due to counterparty in the event of default					$(325,659)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2020:
Goldman Sachs ($)
Liabilities
Collateral on Securities Loaned	11,245,200
Total Liabilities	11,245,200
Total Financial and Derivative Net Assets	(11,245,200)
Financial Instruments	11,570,859
Net Amount (a)	325,659

(a)	Represents the net amount due from/(to) counterparties in the event of default.
Wanger USA | Semiannual Report 2020	17

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Security transactions and investment income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, exchange traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital may be made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund intends to comply with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, intends to distribute substantially all its taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required. The Fund meets the exception under Internal Revenue Code Section 4982(f) and the Fund expects not to be subject to federal excise tax.
Foreign taxes
Gains in certain countries may be subject to foreign taxes at the fund level. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date.
Guarantees and indemnification
In the normal course of business, the Trust on behalf of the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also under the Trust’s organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.
18	Wanger USA | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
CWAM is a wholly owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which in turn is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Fund and is responsible for the overall management of the Fund’s business affairs.
CWAM receives a monthly advisory fee based on the Fund’s daily net assets at the following annual rates:
Average daily net assets	Annual fee rate
Up to $100 million	0.94%
$100 million to $250 million	0.89%
$250 million to $2 billion	0.84%
$2 billion and over	0.80%
For the six months ended June 30, 2020, the annualized effective investment advisory fee rate was 0.87% of the Fund’s average daily net assets.
Administration fees
CWAM provides administrative services and receives an administration fee from the Fund at the following annual rates:
Aggregate average daily net assets of the Trust	Annual fee rate
Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%
For the six months ended June 30, 2020, the annualized effective administration fee rate was 0.05% of the Fund’s average daily net assets. CWAM has delegated to Columbia Management responsibility to provide certain sub-administrative services to the Fund.
Compensation of board members
Certain officers and trustees of the Trust are also officers of CWAM or Columbia Management. The Trust makes no direct payments to its officers and trustees who are affiliated with CWAM or Columbia Management. The Trust offers a Deferred Compensation Plan (the Deferred Plan) for its independent trustees. Under the Deferred Plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust and may represent an unfunded obligation of the Trust. The value of amounts deferred is determined by reference to the change in value of Institutional Class shares of one or more series of Columbia Acorn Trust or a money market fund as specified by the trustee. Benefits under the Deferred Plan are payable in accordance with the Deferred Plan.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
Pursuant to the Transfer, Dividend Disbursing and Shareholder Servicing Agreement between the Fund and Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, the Fund bears a service fee paid to the Transfer Agent to compensate it for amounts paid
Wanger USA | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for various sub-transfer agency and other shareholder services each Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distributor
Columbia Management Investment Distributors, Inc., a wholly owned subsidiary of Ameriprise Financial, serves as the Fund’s distributor and principal underwriter.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
495,749,000	114,628,000	(24,981,000)	89,647,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions in the Fund for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2020, were $388,122,327 and $411,371,865, respectively. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
20	Wanger USA | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The Fund had no borrowings during the six months ended June 30, 2020.
Note 7. Significant risks
Health care sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Wanger USA | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Shareholder concentration risk
At June 30, 2020, two unaffiliated shareholders of record owned 33.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 59.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
22	Wanger USA | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board of Trustees has appointed the Investment Manager as the program administrator for the Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019. Among other things, the report indicated that:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the Fund’s strategy continued to be effective for an open-end mutual fund;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Board Consideration and Approval of Advisory
Agreement
Wanger Advisors Trust (the “Trust”) has an investment advisory agreement (the “Advisory Agreement”) with Columbia Wanger Asset Management, LLC (“CWAM”) under which CWAM manages Wanger USA (the “Fund”). All of the voting trustees of the Trust are persons who have no direct or indirect interest in the Advisory Agreement and are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”). The Independent Trustees oversee the management of the Fund and, as required by law, determine at least annually whether to continue the Advisory Agreement for the Fund.
The Contract Committee (the “Contract Committee”) of the Board of Trustees of the Trust (the “Board”), which is comprised solely of Independent Trustees, makes recommendations to the Board regarding any proposed continuation of the Advisory Agreement. After the Contract Committee has made its recommendations, the full Board determines whether to approve continuation of the Advisory Agreement. The Board also considers matters bearing on the Advisory Agreement at its various meetings throughout the year, meets at least quarterly with CWAM investment personnel (as does the Board’s Investment Performance Analysis Committee (the “Performance Committee”)), and receives monthly reports from CWAM on the performance of the Fund.
In connection with their most recent consideration of the Advisory Agreement for the Fund, the Contract Committee and all Independent Trustees received and reviewed a substantial amount of information provided by CWAM, Columbia Management Investment Advisers, LLC (“Columbia Management”) and Ameriprise Financial, Inc. (“Ameriprise”), the parent of CWAM and Columbia Management, in response to written requests from the Independent Trustees and their independent legal counsel. Throughout the process, the Independent Trustees had numerous opportunities to ask questions of and request additional materials from CWAM, Columbia Management and Ameriprise.
During each meeting at which the Contract Committee or the Independent Trustees considered the Advisory Agreement, they met in at least one executive session with their independent legal counsel. The Contract Committee also met with representatives of CWAM, Columbia Management and Ameriprise on several occasions. In all, the Contract Committee
Wanger USA | Semiannual Report 2020	23

Board Consideration and Approval of Advisory
Agreement  (continued)

convened formally on six separate occasions to consider the continuation of the Advisory Agreement. The Board and/or some or all of the Independent Trustees met on other occasions to receive the Contract Committee’s status reports and/or to discuss outstanding issues. In addition, the Performance Committee, which is also comprised exclusively of Independent Trustees, reviewed the performance of the Fund, met in joint meetings with the Contract Committee, and reported to the Board and/or the Contract Committee throughout the year. The chair of the Compliance Committee of the Board (the “Compliance Committee”) made available relevant information with respect to matters within the realm of the Compliance Committee’s oversight responsibilities.
The materials reviewed by the Contract Committee and the Independent Trustees included, among other items: (i) information on the investment performance of the Fund relative to an independently selected peer group of funds and the Fund’s performance benchmark over various time periods, as presented and analyzed by an independent consultant; (ii) information on the Fund’s advisory fees and other expenses, including information comparing the Fund’s fees and expenses to those of a peer group of funds and information about any applicable expense limitations and fee breakpoints; (iii) data on sales and redemptions of Fund shares; and (iv) information on the profitability to CWAM and Ameriprise, as well as potential “fall-out” or ancillary benefits that CWAM and its affiliates may receive as a result of their relationships with the Fund. The Contract Committee and the Board also considered other information, such as: (i) CWAM’s financial condition; (ii) the Fund’s investment objective and strategy; (iii) the overall level of resources devoted to the Fund; (iv) the size, education, experience and resources of CWAM’s investment staff and its use of technology, including with respect to the liquidity risk management program and external research and trading cost measurement tools; (v) changes in investment and other personnel at CWAM; (vi) the portfolio manager compensation framework at CWAM; (vii) the allocation of the Fund’s brokerage, and the use of “soft” commission dollars to pay for research products and services; (viii) CWAM’s risk management program; (ix) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies and procedures; (x) CWAM’s and its affiliates’ conflicts of interest; and (xi) CWAM’s management of the Fund in light of market and operating conditions arising from the COVID-19 pandemic.
At a meeting held on June 10, 2020, the Board considered and unanimously approved the continuation of the Advisory Agreement. In considering the continuation of the Advisory Agreement, the Independent Trustees reviewed and analyzed various factors that they determined were relevant, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the Independent Trustees’ determination to approve the continuation of the Advisory Agreement are discussed below.
Nature, quality and extent of services
The Independent Trustees reviewed the nature, quality and extent of the services provided by CWAM and its affiliates to the Fund under the Advisory Agreement, taking into account the investment objective and strategy of the Fund, its shareholder base and knowledge gained from meetings with management, which were held on at least a quarterly basis. They reviewed the available resources and key personnel of CWAM and its affiliates, especially those providing investment management services to the Fund. They also considered the resources dedicated specifically to CWAM by its parent company pursuant to the Advisory Agreement and the contribution of those resources to the portfolio management process. The Independent Trustees noted that these dedicated resources included the professionals responsible for Fund risk analysis and portfolio construction, the continuous development and maintenance of CWAM’s research base and the servicing and support of existing Fund shareholders. The Independent Trustees also took into account other services provided to the Fund by CWAM and its affiliates, including: managing the execution of portfolio transactions and selecting broker-dealers for those transactions; monitoring adherence to the Fund’s investment restrictions; monitoring and managing the Fund’s liquidity pursuant to the liquidity risk management program; providing support services for, and regular updates on the operations of the Fund to, the Board and committees of the Board; managing the Fund’s securities lending program; communicating with shareholders; serving as the Fund’s administrator and fund accountant; and overseeing the activities of the Fund’s other service providers, including monitoring for compliance with various policies and procedures as well as applicable securities laws and regulations. The Independent Trustees also considered CWAM’s ability to smoothly transition to an almost complete remote working environment in connection with the COVID-19 pandemic without any adverse impact on the Fund or shareholders. The Independent Trustees also noted the quality of CWAM’s compliance record.
24	Wanger USA | Semiannual Report 2020

Board Consideration and Approval of Advisory
Agreement  (continued)

The Independent Trustees concluded that the nature, quality and extent of the services provided by CWAM and its affiliates to the Fund under the Advisory Agreement were appropriate for the Fund and that the Fund was likely to benefit from the continued provision of those services by CWAM. They also concluded that CWAM had sufficient personnel, with appropriate education and experience, to serve the Fund effectively. The Independent Trustees also considered that Ameriprise had committed to the Board that CWAM would have sufficient investment management resources to continue to improve performance, including but not limited to resources to hire investment personnel, as necessary.
Performance of the Fund
The Independent Trustees evaluated information comparing the Fund’s performance with that of comparable peer funds as identified by independent consultant Broadridge Financial Solutions, Inc. (“Broadridge”) and the performance of the Fund’s primary benchmark. They considered the performance and risk characteristics of the Fund over various time periods, including over the one-, three- and five-year periods ended December 31, 2019 and April 30, 2020. They took into account that the Fund had matched the performance of its Broadridge peer group median for the one-year period ended December 31, 2019 and outperformed its Broadridge peer group median for the three- and five-year periods ended December 31, 2019. They considered that the Fund had outperformed its primary benchmark for the one-, three- and five-year periods ended December 31, 2019. They also considered that the Fund had underperformed its Broadridge peer group median and primary benchmark for the one-year period ended April 30, 2020 and outperformed its Broadridge peer group median and primary benchmark for the three- and five-year periods ended April 30, 2020. In light of this information, the Independent Trustees concluded that the Fund’s performance was satisfactory versus its peers and primary benchmark.
In addition, the Independent Trustees considered that CWAM’s Director of Research (U.S.) had reported to them at numerous Contract Committee, Performance Committee and Board meetings on the corrective steps taken over the past several years to improve the Fund’s performance.
Costs of services and profits realized by CWAM
The Independent Trustees examined detailed information on the fees and expenses of the Fund compared with information for similar funds provided by Broadridge. They noted that while the Fund’s net expenses and actual advisory fees paid were higher than the median of its Broadridge peer group, the Fund’s advisory fees were generally comparable to the advisory fees of Columbia Acorn USA, which was managed by CWAM similarly to Wanger USA, at the same asset levels. The Independent Trustees also considered the total expenses of the Fund relative to its three- and five-year performance, as prepared by Broadridge, in considering the total expense levels of the Fund. In addition, they took into account the small number of peer funds made available by Broadridge for comparison of fees and expenses.
The Independent Trustees also reviewed the advisory fee rates charged by CWAM for managing another investment company as a sub-adviser that had investment strategies similar to the Fund, as detailed in materials provided to the Contract Committee by CWAM. The Independent Trustees determined that the Fund’s advisory fees were somewhat higher than CWAM’s sub-advisory fees. The Independent Trustees considered the information provided by CWAM regarding its performance of significant additional services for the Fund that it did not provide to sub-advisory clients, including administrative services, oversight of the Fund’s other service providers, Independent Trustee support, regulatory compliance and numerous other services, and that, in servicing the Fund, CWAM assumed many legal and business risks that it did not assume in servicing its sub-advisory clients.
The Independent Trustees reviewed the analysis of CWAM’s profitability in serving as the Fund’s investment manager and of CWAM and its affiliates in their other service provider relationships with the Fund. The Contract Committee and the Board met with representatives from Ameriprise to discuss its methodologies for calculating profitability and allocating costs. They considered that Ameriprise calculated profitability and allocated costs on a contract-by-contract and fund-by-fund basis. Additionally, the Independent Trustees considered an analysis of CWAM’s anticipated profitability in serving as investment manager to the funds in the Trust and Columbia Acorn Trust at various hypothetical asset levels. The Independent Trustees also reviewed the methodology used by CWAM and Ameriprise in determining compensation payable to portfolio managers and the competitive market for investment management talent and whether the methodology was aligned with shareholders’ interests. The Independent Trustees were also provided with profitability information from a third-party consultant, Strategic Insight, which compared CWAM’s profitability to other similar investment managers in the mutual fund industry. The Independent Trustees discussed, however, that profitability comparisons among fund managers may not always be
Wanger USA | Semiannual Report 2020	25

Board Consideration and Approval of Advisory
Agreement  (continued)

meaningful due to the lack of consistency in data, small number of publicly-owned managers, and the fact that the profitability of any investment manager is affected by numerous factors, including its particular organizational structure, the types of funds and other accounts managed, other lines of business, expense allocation methodology, capital structure and other factors. The Independent Trustees evaluated CWAM’s profitability in light of the resources that had been, and would continue to be, provided to the Fund by Ameriprise to assist in improving Fund performance.
Economies of scale
At various Committee and Board meetings and other informal meetings, the Independent Trustees considered information about the extent to which CWAM realized economies of scale in connection with an increase in Fund assets. The Independent Trustees noted that the advisory fee schedule for the Fund included breakpoints in the rate of fees at various asset levels. The Independent Trustees concluded that the fee structure of the Advisory Agreement for the Fund reflected a sharing of economies of scale between CWAM and the Fund.
Other benefits to CWAM
The Independent Trustees also reviewed benefits that accrued to CWAM and its affiliates from their relationships with the Fund, based upon information provided to them by Ameriprise. They noted that the Fund’s transfer agency services were performed by Columbia Management Investment Services Corp., an affiliate of Ameriprise, which received compensation from the Fund for its transfer agent services. They considered that another affiliate of Ameriprise, Columbia Management Investment Distributors, Inc., served as the Fund’s distributor under an underwriting agreement but received no fees for its services to the Fund. In addition, they considered that Columbia Management provided sub-administration services to the Fund. The Contract Committee and the Board received information regarding the profitability of these Fund agreements to the CWAM affiliates and also reviewed information about and discussed the capabilities of each affiliated entity in performing its respective duties.
The Independent Trustees considered other ways that the Fund and CWAM might potentially benefit from their relationship with each other. For example, the Independent Trustees considered CWAM’s use of commissions paid by the Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Fund and/or other clients of CWAM. They noted that the Compliance Committee reviewed CWAM’s annual “soft dollar” report during the year and met with representatives from CWAM to review CWAM’s soft dollar spending. The Independent Trustees also considered that the Compliance Committee and/or Board regularly reviewed third-party prepared reports that evaluated the quality of CWAM’s execution of the Fund’s portfolio transactions. The Independent Trustees determined that CWAM’s use of the Fund’s “soft” commission dollars to obtain research products and services was consistent with current regulatory requirements and guidance. They also concluded that CWAM benefitted from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Fund, and that the Fund benefitted from CWAM’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of CWAM.
After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement, the Independent Trustees concluded that the advisory fees were reasonable and that the continuation of the Advisory Agreement was in the best interest of the Fund. At the Board meeting held on June 10, 2020, the Independent Trustees approved continuation of the Advisory Agreement for the Fund through July 31, 2021.
 Additional information
Trustees
Laura M. Born, Chair of the Board
David J. Rudis, Vice Chair of the Board
Maureen M. Culhane
Margaret M. Eisen
John C. Heaton
26	Wanger USA | Semiannual Report 2020

Additional information  (continued)

Charles R. Phillips
Ralph Wanger (Trustee Emeritus)
Officers
Matthew A. Litfin, Co-President
Louis J. Mendes III, Co-President*
John M. Kunka, Vice President, Treasurer and Principal Financial and Accounting Officer
Thomas P. McGuire, Chief Compliance Officer
John L. Emerson, Vice President
Tae Han (Simon) Kim, Vice President
Stephen Kusmierczak, Vice President
Joseph C. LaPalm, Vice President
Erika K. Maschmeyer, Vice President
Hans F. Stege, Vice President
Richard Watson, Vice President
Michael G. Clarke, Assistant Treasurer
Paul B. Goucher, Assistant Secretary
Ryan C. Larrenaga, Assistant Secretary
Julian Quero, Assistant Treasurer
Martha A. Skinner, Assistant Treasurer
Linda K. Roth-Wiszowaty, Secretary
* Mr. Mendes has announced that on August 28, 2020 he will retire from CWAM.
Wanger USA | Semiannual Report 2020	27

Wanger USA
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For variable fund and variable contract prospectuses, which contain this and other important information, including the fees and expenses imposed under your contract, investors should contact their financial advisor or insurance representative. Read the prospectus for the Fund and your variable contract carefully before investing. Columbia Wanger Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and are managed by Columbia Wanger Asset Management, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
C-1470 AP (8/20)

SemiAnnual Report
June 30, 2020
Wanger Select
Managed by Columbia Wanger Asset Management, LLC
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Wanger Select (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Wanger Asset Management, LLC (Investment Manager)
71 S Wacker Drive, Suite 2500
Chicago, IL 60606
888.4.WANGER
(888.492.6437)
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Wanger Select  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
David L. Frank, CFA
Co-Portfolio Manager or Portfolio Manager since 2015
Service with Fund since 2002
John L. Emerson, CFA
Co-Portfolio Manager since 2019
Service with Fund since 2003
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Wanger Select	02/01/99	-0.58	10.08	8.86	11.27	10.11
Russell 2500 Growth Index		2.02	9.21	9.57	14.45	-
Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. For most recent month-end performance updates, please visit columbiathreadneedleus.com/investor/.
Performance numbers reflect all Fund expenses but do not include any fees and expenses imposed under your variable annuity contract or life insurance policy or qualified pension or retirement plan. If performance numbers included the effect of these additional charges, they would be lower.
The Fund’s annual operating expense ratio of 0.89% is stated in the Fund’s prospectus dated May 1, 2020, and differences in expense ratios disclosed elsewhere in this report may result from the reflection of fee waivers and/or expense reimbursements as well as different time periods used in calculating the ratios.
All results shown assume reinvestment of distributions.
The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
Indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally. Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic.
Wanger Select | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	97.2
Money Market Funds	2.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	3.2
Consumer Discretionary	11.4
Consumer Staples	2.4
Financials	8.7
Health Care	27.7
Industrials	14.8
Information Technology	28.4
Real Estate	3.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Wanger Select | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As a shareholder, you incur three types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include investment advisory fees and other expenses for Wanger Select (the Fund). Lastly, there may be additional fees or charges imposed by the insurance company that sponsors your variable annuity and/or variable life insurance product. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table below is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Wanger Select	1,000.00	1,000.00	994.20	1,020.44	4.41	4.47	0.89
Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 366.
Had the investment manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced. See Note 3 to the Financial Statements.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Expenses paid during the period do not include any insurance charges imposed by your insurance company’s separate account. The hypothetical example provided is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.
Wanger Select | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Communication Services 3.1%
Entertainment 3.1%
Zynga, Inc., Class A(a)	340,809	3,251,318
Total Communication Services		3,251,318
Consumer Discretionary 11.0%
Diversified Consumer Services 2.1%
Bright Horizons Family Solutions, Inc.(a)	19,250	2,256,100
Household Durables 2.4%
Skyline Champion Corp.(a)	106,300	2,587,342
Specialty Retail 6.5%
Boot Barn Holdings, Inc.(a)	109,050	2,351,118
Five Below, Inc.(a)	42,522	4,546,027
Total		6,897,145
Total Consumer Discretionary		11,740,587
Consumer Staples 2.4%
Food & Staples Retailing 2.4%
BJ’s Wholesale Club Holdings, Inc.(a)	67,000	2,497,090
Total Consumer Staples		2,497,090
Financials 8.4%
Banks 3.2%
SVB Financial Group(a)	15,944	3,436,410
Capital Markets 3.0%
Ares Management Corp., Class A	81,133	3,220,980
Consumer Finance 2.2%
Synchrony Financial	104,300	2,311,288
Total Financials		8,968,678
Health Care 26.9%
Biotechnology 8.6%
ACADIA Pharmaceuticals, Inc.(a)	33,500	1,623,745
Exact Sciences Corp.(a)	24,800	2,156,112
Immunomedics, Inc.(a)	44,200	1,566,448
Sarepta Therapeutics, Inc.(a)	8,600	1,378,924
Seattle Genetics, Inc.(a)	14,458	2,456,703
Total		9,181,932
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 6.3%
Masimo Corp.(a)	19,385	4,419,586
Tactile Systems Technology, Inc.(a)	54,472	2,256,775
Total		6,676,361
Health Care Providers & Services 7.5%
Chemed Corp.	9,208	4,153,453
Encompass Health Corp.	61,484	3,807,704
Total		7,961,157
Life Sciences Tools & Services 3.2%
Pra Health Sciences, Inc.(a)	34,586	3,364,872
Pharmaceuticals 1.3%
Theravance Biopharma, Inc.(a)	66,313	1,391,910
Total Health Care		28,576,232
Industrials 14.3%
Construction & Engineering 2.4%
Comfort Systems U.S.A., Inc.	63,281	2,578,701
Electrical Equipment 3.4%
Atkore International Group, Inc.(a)	130,170	3,560,150
Machinery 8.5%
IDEX Corp.	15,300	2,418,012
ITT, Inc.	43,184	2,536,628
SPX Corp.(a)	99,648	4,100,515
Total		9,055,155
Total Industrials		15,194,006
Information Technology 27.5%
IT Services 8.8%
Gartner, Inc.(a)	19,513	2,367,512
GoDaddy, Inc., Class A(a)	58,833	4,314,224
LiveRamp Holdings, Inc.(a)	64,378	2,734,134
Total		9,415,870
Semiconductors & Semiconductor Equipment 3.9%
MKS Instruments, Inc.	36,598	4,144,357
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Wanger Select | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 14.8%
Alteryx, Inc., Class A(a)	29,258	4,806,504
Cadence Design Systems, Inc.(a)	27,741	2,662,026
j2 Global, Inc.(a)	21,103	1,333,921
Mimecast Ltd.(a)	99,050	4,126,423
Qualys, Inc.(a)	26,593	2,766,204
Total		15,695,078
Total Information Technology		29,255,305
Real Estate 3.3%
Equity Real Estate Investment Trusts (REITS) 3.3%
UMH Properties, Inc.	270,535	3,498,018
Total Real Estate		3,498,018
Total Common Stocks (Cost $85,738,296)		102,981,234

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	2,995,500	2,995,500
Total Money Market Funds (Cost $2,994,375)		2,995,500
Total Investments in Securities (Cost: $88,732,671)		105,976,734
Other Assets & Liabilities, Net		273,104
Net Assets		106,249,838

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	2,808,242	25,161,214	(24,975,081)	1,125	2,995,500	282	15,086	2,995,500
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Wanger Advisors Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger Select | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	3,251,318	—	—	3,251,318
Consumer Discretionary	11,740,587	—	—	11,740,587
Consumer Staples	2,497,090	—	—	2,497,090
Financials	8,968,678	—	—	8,968,678
Health Care	28,576,232	—	—	28,576,232
Industrials	15,194,006	—	—	15,194,006
Information Technology	29,255,305	—	—	29,255,305
Real Estate	3,498,018	—	—	3,498,018
Total Common Stocks	102,981,234	—	—	102,981,234
Money Market Funds	2,995,500	—	—	2,995,500
Total Investments in Securities	105,976,734	—	—	105,976,734
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Wanger Select | Semiannual Report 2020

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $85,738,296)	$102,981,234
Affiliated issuers (cost $2,994,375)	2,995,500
Receivable for:
Investments sold	437,667
Capital shares sold	23,365
Dividends	25,258
Expense reimbursement due from Investment Manager	201
Prepaid expenses	1,080
Total assets	106,464,305
Liabilities
Payable for:
Capital shares purchased	76,078
Investment advisory fee	1,718
Service fees	42,209
Administration fees	143
Trustees’ fees	49,680
Audit fees	14,735
Printing and postage fees	21,857
Other expenses	8,047
Total liabilities	214,467
Net assets applicable to outstanding capital stock	$106,249,838
Represented by
Paid in capital	87,930,916
Total distributable earnings (loss)	18,318,922
Total - representing net assets applicable to outstanding capital stock	$106,249,838
Shares outstanding	6,627,274
Net asset value per share	16.03
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger Select | Semiannual Report 2020	9

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$282,339
Dividends — affiliated issuers	15,086
Income from securities lending — net	537
Total income	297,962
Expenses:
Investment advisory fee	415,307
Service fees	96,886
Administration fees	25,957
Custodian fees	1,901
Printing and postage fees	23,170
Audit fees	15,833
Legal fees	12,367
Compensation of chief compliance officer	241
Other	1,540
Total expenses	593,202
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(15,709)
Fees waived by transfer agent	(13,891)
Advisory fee waiver	(103,827)
Total net expenses	459,775
Net investment loss	(161,813)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,746,207
Investments — affiliated issuers	282
Net realized gain	1,746,489
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,627,976)
Investments — affiliated issuers	1,125
Net change in unrealized appreciation (depreciation)	(3,626,851)
Net realized and unrealized loss	(1,880,362)
Net decrease in net assets resulting from operations	$(2,042,175)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Wanger Select | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment loss	$(161,813)	$(160,769)
Net realized gain	1,746,489	12,991,245
Net change in unrealized appreciation (depreciation)	(3,626,851)	16,185,697
Net increase (decrease) in net assets resulting from operations	(2,042,175)	29,016,173
Distributions to shareholders
Net investment income and net realized gains	(13,024,104)	(15,116,774)
Total distributions to shareholders	(13,024,104)	(15,116,774)
Increase (decrease) in net assets from capital stock activity	4,636,834	(3,688,845)
Total increase (decrease) in net assets	(10,429,445)	10,210,554
Net assets at beginning of period	116,679,283	106,468,729
Net assets at end of period	$106,249,838	$116,679,283

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	136,353	2,395,350	103,393	1,824,654
Distributions reinvested	788,384	13,024,104	934,288	15,116,774
Redemptions	(676,259)	(10,782,620)	(1,181,971)	(20,630,273)
Total net increase (decrease)	248,478	4,636,834	(144,290)	(3,688,845)
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger Select | Semiannual Report 2020	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of period	$18.29	$16.32	$20.84	$19.10	$24.18	$32.99
Income from investment operations:
Net investment income (loss)	(0.03)	(0.02)	0.07	0.04	0.03	(0.02)
Net realized and unrealized gain (loss)	(0.01)	4.48	(2.15)	4.62	2.48	0.69
Total from investment operations	(0.04)	4.46	(2.08)	4.66	2.51	0.67
Less distributions to shareholders from:
Net investment income	(0.14)	(0.02)	(0.04)	(0.03)	(0.03)	(0.00)(a)
Net realized gains	(2.08)	(2.47)	(2.40)	(2.89)	(7.56)	(9.48)
Total distributions to shareholders	(2.22)	(2.49)	(2.44)	(2.92)	(7.59)	(9.48)
Net asset value, end of period	$16.03	$18.29	$16.32	$20.84	$19.10	$24.18
Total return	(0.58)%(b)	29.30%(b)	(12.41)%(b)	26.67%(b)	13.31%(b)	0.26%(b)
Ratios to average net assets
Total gross expenses(c)	1.14%(d)	1.15%	1.10%	1.05%	0.93%(e)	0.98%
Total net expenses(c)	0.89%(d)	0.88%	0.78%	0.77%	0.73%(e)	0.85%
Net investment income (loss)	(0.31)%(d)	(0.14)%	0.34%	0.19%	0.17%	(0.06)%
Supplemental data
Portfolio turnover	38%	152%	66%	52%	93%	59%
Net assets, end of period (in thousands)	$106,250	$116,679	$106,469	$141,213	$125,500	$135,841

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	Had the Investment Manager and/or its affiliates not waived a portion of expenses, total return would have been reduced.
(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d)	Annualized.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.03%. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Wanger Select | Semiannual Report 2020

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Wanger Select (the Fund), a series of Wanger Advisors Trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is available only for allocation to certain life insurance company separate accounts established for the purpose of funding participating variable annuity contracts and variable life insurance policies and may also be offered directly to certain qualified pension and retirement plans.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. A security listed on a national securities exchange is valued at the exchange official closing price. A security traded on the over-the-counter market is valued at the mean of the latest bid and ask prices at the time of valuation. A security for which there is no reported sale on the valuation date is valued by the mean of the latest bid and ask quotations.
Foreign equity securities are generally valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In situations where foreign markets are closed, where a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated, and in the event of significant movement in the trigger index for the statistical fair valuation process established by the Board of Trustees, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may use an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a fair value, that value may be different from the last quoted market price for the security.
Short-term investments maturing in 60 days or less are primarily valued at amortized cost, which approximates market value.
Fund share valuation
Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the New York Stock Exchange is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.
Wanger Select | Semiannual Report 2020	13

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions and investment income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, exchange traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital may be made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund intends to comply with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, intends to distribute substantially all its taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required. The Fund meets the exception under Internal Revenue Code Section 4982(f) and the Fund expects not to be subject to federal excise tax.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date.
Guarantees and indemnification
In the normal course of business, the Trust on behalf of the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also under the Trust’s organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.
14	Wanger Select | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
CWAM is a wholly owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which in turn is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Fund and is responsible for the overall management of the Fund’s business affairs.
CWAM receives a monthly advisory fee based on the Fund’s daily net assets at the following annual rates:
Average daily net assets	Annual fee rate
Up to $500 million	0.80%
$500 million and over	0.78%
Through April 30, 2021, CWAM has contractually agreed to waive 0.20% of the advisory fee otherwise payable to it by the Fund. When determining whether the Fund’s total expenses exceed the contractual expense cap described below, the Fund’s net advisory fee, reflecting application of the 0.20% waiver, will be used to calculate the Fund’s total expenses. This arrangement may only be modified or amended with approval from the Fund and CWAM.
For the six months ended June 30, 2020, the annualized effective investment advisory fee rate, net of fee waivers, was 0.60% of the Fund’s average daily net assets.
Administration fees
CWAM provides administrative services and receives an administration fee from the Fund at the following annual rates:
Aggregate average daily net assets of the Trust	Annual fee rate
Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%
For the six months ended June 30, 2020, the annualized effective administration fee rate was 0.05% of the Fund’s average daily net assets. CWAM has delegated to Columbia Management responsibility to provide certain sub-administrative services to the Fund.
Compensation of board members
Certain officers and trustees of the Trust are also officers of CWAM or Columbia Management. The Trust makes no direct payments to its officers and trustees who are affiliated with CWAM or Columbia Management. The Trust offers a Deferred Compensation Plan (the Deferred Plan) for its independent trustees. Under the Deferred Plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust and may represent an unfunded obligation of the Trust. The value of amounts deferred is determined by reference to the change in value of Institutional Class shares of one or more series of Columbia Acorn Trust or a money market fund as specified by the trustee. Benefits under the Deferred Plan are payable in accordance with the Deferred Plan.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Wanger Select | Semiannual Report 2020	15

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Service fees
Pursuant to the Transfer, Dividend Disbursing and Shareholder Servicing Agreement between the Fund and Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, the Fund bears a service fee paid to the Transfer Agent to compensate it for amounts paid to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for various sub-transfer agency and other shareholder services each Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Prior to May 1, 2020, the Transfer Agent had contractually agreed to waive a portion of the service fee payable by the Fund such that the annual service fee paid by the Fund did not exceed 0.14% of the Fund’s average daily net assets.
Distributor
Columbia Management Investment Distributors, Inc., a wholly owned subsidiary of Ameriprise Financial, serves as the Fund’s distributor and principal underwriter.
Other expenses waived/reimbursed by the Investment Manager and its affiliates
Effective May 1, 2020 through April 30, 2021,, CWAM has contractually agreed to bear a portion of the Fund’s expenses so that its ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any), inclusive of net advisory fees do not exceed the annual rate of 0.89% of the Fund’s average daily net assets. This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that this agreement will continue after April 30, 2021.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
88,733,000	22,305,000	(5,061,000)	17,244,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions in the Fund for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
16	Wanger Select | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 5. Portfolio information
The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2020, were $38,602,061 and $49,131,212, respectively. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Note 7. Significant risks
Health care sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;
Wanger Select | Semiannual Report 2020	17

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At June 30, 2020, two unaffiliated shareholders of record owned 88.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
18	Wanger Select | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Wanger Select | Semiannual Report 2020	19

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board of Trustees has appointed the Investment Manager as the program administrator for the Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019. Among other things, the report indicated that:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the Fund’s strategy continued to be effective for an open-end mutual fund;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Board Consideration and Approval of Advisory
Agreement
Wanger Advisors Trust (the “Trust”) has an investment advisory agreement (the “Advisory Agreement”) with Columbia Wanger Asset Management, LLC (“CWAM”) under which CWAM manages Wanger Select (the “Fund”). All of the voting trustees of the Trust are persons who have no direct or indirect interest in the Advisory Agreement and are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”). The Independent Trustees oversee the management of the Fund and, as required by law, determine at least annually whether to continue the Advisory Agreement for the Fund.
The Contract Committee (the “Contract Committee”) of the Board of Trustees of the Trust (the “Board”), which is comprised solely of Independent Trustees, makes recommendations to the Board regarding any proposed continuation of the Advisory Agreement. After the Contract Committee has made its recommendations, the full Board determines whether to approve continuation of the Advisory Agreement. The Board also considers matters bearing on the Advisory Agreement at its various meetings throughout the year, meets at least quarterly with CWAM investment personnel (as does the Board’s Investment Performance Analysis Committee (the “Performance Committee”)), and receives monthly reports from CWAM on the performance of the Fund.
In connection with their most recent consideration of the Advisory Agreement for the Fund, the Contract Committee and all Independent Trustees received and reviewed a substantial amount of information provided by CWAM, Columbia Management Investment Advisers, LLC (“Columbia Management”) and Ameriprise Financial, Inc. (“Ameriprise”), the parent of CWAM and Columbia Management, in response to written requests from the Independent Trustees and their independent legal counsel. Throughout the process, the Independent Trustees had numerous opportunities to ask questions of and request additional materials from CWAM, Columbia Management and Ameriprise.
During each meeting at which the Contract Committee or the Independent Trustees considered the Advisory Agreement, they met in at least one executive session with their independent legal counsel. The Contract Committee also met with representatives of CWAM, Columbia Management and Ameriprise on several occasions. In all, the Contract Committee
20	Wanger Select | Semiannual Report 2020

Board Consideration and Approval of Advisory
Agreement  (continued)

convened formally on six separate occasions to consider the continuation of the Advisory Agreement. The Board and/or some or all of the Independent Trustees met on other occasions to receive the Contract Committee’s status reports and/or to discuss outstanding issues. In addition, the Performance Committee, which is also comprised exclusively of Independent Trustees, reviewed the performance of the Fund, met in joint meetings with the Contract Committee, and reported to the Board and/or the Contract Committee throughout the year. The chair of the Compliance Committee of the Board (the “Compliance Committee”) made available relevant information with respect to matters within the realm of the Compliance Committee’s oversight responsibilities.
The materials reviewed by the Contract Committee and the Independent Trustees included, among other items: (i) information on the investment performance of the Fund relative to an independently selected peer group of funds and the Fund’s performance benchmark over various time periods, as presented and analyzed by an independent consultant; (ii) information on the Fund’s advisory fees and other expenses, including information comparing the Fund’s fees and expenses to those of a peer group of funds and information about any applicable expense limitations and fee breakpoints; (iii) data on sales and redemptions of Fund shares; and (iv) information on the profitability to CWAM and Ameriprise, as well as potential “fall-out” or ancillary benefits that CWAM and its affiliates may receive as a result of their relationships with the Fund. The Contract Committee and the Board also considered other information, such as: (i) CWAM’s financial condition; (ii) the Fund’s investment objective and strategy; (iii) the overall level of resources devoted to the Fund; (iv) the size, education, experience and resources of CWAM’s investment staff and its use of technology, including with respect to the liquidity risk management program and external research and trading cost measurement tools; (v) changes in investment and other personnel at CWAM; (vi) the portfolio manager compensation framework at CWAM; (vii) the allocation of the Fund’s brokerage, and the use of “soft” commission dollars to pay for research products and services; (viii) CWAM’s risk management program; (ix) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies and procedures; (x) CWAM’s and its affiliates’ conflicts of interest; and (xi) CWAM’s management of the Fund in light of market and operating conditions arising from the COVID-19 pandemic.
At a meeting held on June 10, 2020, the Board considered and unanimously approved the continuation of the Advisory Agreement. In considering the continuation of the Advisory Agreement, the Independent Trustees reviewed and analyzed various factors that they determined were relevant, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the Independent Trustees’ determination to approve the continuation of the Advisory Agreement are discussed below.
Nature, quality and extent of services
The Independent Trustees reviewed the nature, quality and extent of the services provided by CWAM and its affiliates to the Fund under the Advisory Agreement, taking into account the investment objective and strategy of the Fund, its shareholder base and knowledge gained from meetings with management, which were held on at least a quarterly basis. They reviewed the available resources and key personnel of CWAM and its affiliates, especially those providing investment management services to the Fund. They also considered the resources dedicated specifically to CWAM by its parent company pursuant to the Advisory Agreement and the contribution of those resources to the portfolio management process. The Independent Trustees noted that these dedicated resources included the professionals responsible for Fund risk analysis and portfolio construction, the continuous development and maintenance of CWAM’s research base and the servicing and support of existing Fund shareholders. The Independent Trustees also took into account other services provided to the Fund by CWAM and its affiliates, including: managing the execution of portfolio transactions and selecting broker-dealers for those transactions; monitoring adherence to the Fund’s investment restrictions; monitoring and managing the Fund’s liquidity pursuant to the liquidity risk management program; providing support services for, and regular updates on the operations of the Fund to, the Board and committees of the Board; managing the Fund’s securities lending program; communicating with shareholders; serving as the Fund’s administrator and fund accountant; and overseeing the activities of the Fund’s other service providers, including monitoring for compliance with various policies and procedures as well as applicable securities laws and regulations. The Independent Trustees also considered CWAM’s ability to smoothly transition to an almost complete remote working environment in connection with the COVID-19 pandemic without any adverse impact on the Fund or shareholders. The Independent Trustees also noted the quality of CWAM’s compliance record.
Wanger Select | Semiannual Report 2020	21

Board Consideration and Approval of Advisory
Agreement  (continued)

The Independent Trustees concluded that the nature, quality and extent of the services provided by CWAM and its affiliates to the Fund under the Advisory Agreement were appropriate for the Fund and that the Fund was likely to benefit from the continued provision of those services by CWAM. They also concluded that CWAM had sufficient personnel, with appropriate education and experience, to serve the Fund effectively. The Independent Trustees considered that Ameriprise had committed to the Board that CWAM would have sufficient investment management resources to continue to improve performance, including but not limited to resources to hire investment personnel, as necessary.
Performance of the Fund
The Independent Trustees reviewed information comparing the Fund’s performance with that of the performance of comparable peer funds as identified by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fund’s primary benchmark. The Independent Trustees evaluated the performance and risk characteristics of the Fund over various time periods, noting that the Fund had underperformed against its peer group median for the one-, three- and five-year periods ended December 31, 2019. In addition, the Independent Trustees took into account that the Fund’s performance lagged that of its primary benchmark for the one-, three- and five-year periods ended December 31, 2019. They also considered that the Fund’s performance exceeded that of its primary benchmark for the one- and five-year periods ended April 30, 2020 and exceeded the performance of its Broadridge peers for the one-year period ended April 30, 2020.
The Independent Trustees considered that CWAM’s Director of Research (U.S.) had reported to them at numerous Contract Committee, Performance Committee and Board meetings on the corrective steps taken over the past several years to improve the Fund’s performance.
Costs of services and profits realized by CWAM
At various Committee and Board meetings, the Independent Trustees examined detailed information on the fees and expenses of the Fund in comparison to information for comparable funds provided by Broadridge. They noted that the Fund’s net total operating expenses and actual advisory fees were lower than the median of its Broadridge peer group. The Independent Trustees considered that the Fund’s advisory fees were generally comparable to the advisory fees of Columbia Acorn Select, which was managed by CWAM similarly to Wanger Select, at the same asset levels and reviewed the total expenses of the Fund relative to its three- and five-year performance, as prepared by Broadridge, in considering the total expense levels of the Fund. They also took into account the small number of peer funds made available by Broadridge for comparison of fees and expenses.
The Independent Trustees considered that CWAM had contractually agreed through April 30, 2021 to extend the existing 0.20% advisory fee waiver in place for the Fund and limit fees and expenses so that the Fund’s total expenses did not increase versus the prior year.
The Independent Trustees considered that CWAM did not manage other investment companies as a sub-adviser or other institutional separate accounts that had investment strategies similar to the Fund.
In addition, the Independent Trustees reviewed the analysis of CWAM’s profitability in serving as the Fund’s investment manager and of CWAM and its affiliates in their other service provider relationships with the Fund. The Contract Committee and the Board met with representatives from Ameriprise to discuss its methodologies for calculating profitability and allocating costs. They considered that Ameriprise calculated profitability and allocated costs on a contract-by-contract and fund-by-fund basis. Additionally, the Independent Trustees considered an analysis of CWAM’s anticipated profitability in serving as investment manager to the funds in the Trust and Columbia Acorn Trust at various hypothetical asset levels. The Independent Trustees also reviewed the methodology used by CWAM and Ameriprise in determining compensation payable to portfolio managers and the competitive market for investment management talent and whether the methodology was aligned with shareholders’ interests. The Independent Trustees were also provided with profitability information from a third-party consultant, Strategic Insight, which compared CWAM’s profitability to other similar investment managers in the mutual fund industry. The Independent Trustees discussed, however, that profitability comparisons among fund managers may not always be meaningful due to the lack of consistency in data, small number of publicly-owned managers, and the fact that the profitability of any investment manager is affected by numerous factors, including its particular organizational structure, the
22	Wanger Select | Semiannual Report 2020

Board Consideration and Approval of Advisory
Agreement  (continued)

types of funds and other accounts managed, other lines of business, expense allocation methodology, capital structure and other factors. The Independent Trustees evaluated CWAM’s profitability in light of the resources that had been, and would continue to be, provided to the Fund by Ameriprise to assist in improving Fund performance.
Economies of scale
At various Committee and Board meetings and other informal meetings, the Independent Trustees considered information about the extent to which CWAM realized economies of scale in connection with an increase in Fund assets. The Independent Trustees noted that the advisory fee schedule for the Fund included breakpoints in the rate of fees at various asset levels. The Independent Trustees concluded that the fee structure of the Advisory Agreement for the Fund reflected a sharing of economies of scale between CWAM and the Fund.
Other benefits to CWAM
The Independent Trustees also reviewed benefits that accrued to CWAM and its affiliates from their relationships with the Fund, based upon information provided to them by Ameriprise. They noted that the Fund’s transfer agency services were performed by Columbia Management Investment Services Corp., an affiliate of Ameriprise, which received compensation from the Fund for its transfer agent services. They considered that another affiliate of Ameriprise, Columbia Management Investment Distributors, Inc., served as the Fund’s distributor under an underwriting agreement but received no fees for its services to the Fund. In addition, they considered that Columbia Management provided sub-administration services to the Fund. The Contract Committee and the Board received information regarding the profitability of these Fund agreements to the CWAM affiliates and also reviewed information about and discussed the capabilities of each affiliated entity in performing its respective duties.
The Independent Trustees considered other ways that the Fund and CWAM might potentially benefit from their relationship with each other. For example, the Independent Trustees considered CWAM’s use of commissions paid by the Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Fund and/or other clients of CWAM. They noted that the Compliance Committee reviewed CWAM’s annual “soft dollar” report during the year and met with representatives from CWAM to review CWAM’s soft dollar spending. The Independent Trustees also considered that the Compliance Committee and/or Board regularly reviewed third-party prepared reports that evaluated the quality of CWAM’s execution of the Fund’s portfolio transactions. The Independent Trustees determined that CWAM’s use of the Fund’s “soft” commission dollars to obtain research products and services was consistent with current regulatory requirements and guidance. They also concluded that CWAM benefitted from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Fund, and that the Fund benefitted from CWAM’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of CWAM.
After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement, the Independent Trustees concluded that the advisory fees were reasonable and that the continuation of the Advisory Agreement was in the best interest of the Fund. At the Board meeting held on June 10, 2020, the Independent Trustees approved continuation of the Advisory Agreement for the Fund through July 31, 2021.
 Additional information
Trustees
Laura M. Born, Chair of the Board
David J. Rudis, Vice Chair of the Board
Maureen M. Culhane
Margaret M. Eisen
John C. Heaton
Charles R. Phillips
Ralph Wanger (Trustee Emeritus)
Wanger Select | Semiannual Report 2020	23

Additional information  (continued)

Officers
Matthew A. Litfin, Co-President
Louis J. Mendes III, Co-President*
John M. Kunka, Vice President, Treasurer and Principal Financial and Accounting Officer
Thomas P. McGuire, Chief Compliance Officer
John L. Emerson, Vice President
Tae Han (Simon) Kim, Vice President
Stephen Kusmierczak, Vice President
Joseph C. LaPalm, Vice President
Erika K. Maschmeyer, Vice President
Hans F. Stege, Vice President
Richard Watson, Vice President
Michael G. Clarke, Assistant Treasurer
Paul B. Goucher, Assistant Secretary
Ryan C. Larrenaga, Assistant Secretary
Julian Quero, Assistant Treasurer
Martha A. Skinner, Assistant Treasurer
Linda K. Roth-Wiszowaty, Secretary
* Mr. Mendes has announced that on August 28, 2020 he will retire from CWAM.
24	Wanger Select | Semiannual Report 2020

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Wanger Select
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For variable fund and variable contract prospectuses, which contain this and other important information, including the fees and expenses imposed under your contract, investors should contact their financial advisor or insurance representative. Read the prospectus for the Fund and your variable contract carefully before investing. Columbia Wanger Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and are managed by Columbia Wanger Asset Management, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
C-1465 AP (8/20)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officers during the period covered by this report, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust
By (Signature and Title)	/s/ Louis Mendes
Louis Mendes, Co-President and Principal Executive Officer
Date	August 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Louis Mendes
Louis Mendes, Co-President and Principal Executive Officer
Date	August 21, 2020
By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer and Principal Accounting and Financial Officer
Date	August 21, 2020